UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-09333
Oppenheimer Main Street Small Cap Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: June 30
Date of reporting period: 06/30/2009

Item 1. Reports to Stockholders.

June 30, 2009

Oppenheimer

Main Street Small Cap Fund®

Management Commentaries and Annual Report

MANAGEMENT COMMENTARIES

Market Recap and Outlook

ANNUAL REPORT

Listing of Top Holdings

Fund Performance Discussion

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

June 30, 2009 Oppenheimer Management Main Street Commentaries and Small Cap Fund® Annual Report M A N A G E M E N T C O M M E N TA R I E S Market Recap and Outlook A N N U A L R E P O RT Listing of Top Holdings Fund Performance Discussion Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Holdings

TIBCO Software, Inc.	0.6%
MSCI, Inc., Cl. A	0.5
Savient Pharmaceuticals, Inc.	0.4
NuVasive, Inc.	0.4
Gardner Denver, Inc.	0.4
Phillips/Van Heusen Corp.	0.4
Skyworks Solutions, Inc.	0.3
CommScope, Inc.	0.3
AK Steel Holding Corp.	0.3
3Com Corp.	0.3
Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on net assets. For more current Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

Top Ten Common Stock Industries

|
Specialty Retail	5.4%
Semiconductors & Semiconductor Equipment	5.1
Insurance	4.9
Machinery	4.8
Commercial Services & Supplies	4.3
Health Care Providers & Services	4.1
Energy Equipment & Services	3.8
Software	3.6
Real Estate Investment Trusts	3.5
Electronic Equipment & Instruments	3.4
Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on net assets.
9 | OPPENHEIMER MAIN STREET SMALL CAP FUND

TOP HOLDINGS AND ALLOCATIONS
Sector Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total market value of common stocks.
10 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended June 30, 2009, followed by a graphical comparison of the Fund’s performance to appropriate broad-based market indices.
Management’s Discussion of Fund Performance. Oppenheimer Main Street Small Cap Fund’s Class A shares (without sales charge) returned –23.14% for the one-year period ended June 30, 2009. In comparison, the Russell 2000 Index (the “Index”) returned –25.01%. During the tumultuous period from September 2008 through March 2009 which saw significant market dislocations and historic market volatility, Fund performance suffered. The Fund’s performance was particularly strong in the last quarter of the reporting period, where it handily outperformed the Index.
     2008 was a historically volatile and unprecedented period in the financial markets and the volatility continued during the first quarter of 2009. A credit crunch that began in 2007 escalated into a full-blown global financial crisis over the second half of 2008 as turmoil spread from the sub-prime mortgage sector of the U.S. bond market to other financial markets. As asset prices plummeted, highly leveraged financial institutions were forced to sell their more liquid, higher-quality assets in order to raise much needed cash, which put downward pressure on a broad range of asset classes. Large financial institutions were forced to take deep write-offs, which resulted in massive losses and ultimately led to the insolvency or near insolvency of a number of commercial banks, investment banks, mortgage agencies and insurance companies.
     When federal regulators decided not to financially participate in the rescue of Lehman Brothers in September 2008, the investment bank declared bankruptcy and defaulted on its obligations, including commercial paper held by some money market funds. Nervous investors responded with a wave of redemptions. Banks also became more cautious, refraining from extending loans to even their most trusted customers, including other banks. Consequently, the banking system nearly ground to a halt.
     Against this tumultuous market backdrop, the recession deepened as the crisis in the financial markets led to massive job losses across industries and steeper declines in home values. As the unemployment rate continued to rise during the reporting period, anxious consumers as well as businesses reduced their spending, adding to the severity of the recession. Additionally, as the global economy slowed, demand for energy and basic materials also subsided, sending most commodity prices down. Given these events, investors grew exceedingly cautious. In a “flight to safety,” many investors reduced their exposure to the equity markets and flocked to U.S. Treasury securities.
     Governments and central banks around the world responded to the crisis by injecting large amounts of liquidity, cutting short-term interest rates and developing rescue
11 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE DISCUSSION
packages for failing industries and companies. Although these efforts helped to re-open the equity markets and stabilize the credit markets, uncertainty dominated the markets. In the last quarter of the reporting period, the equity markets rebounded, signaling that perhaps the worst of the market volatility is behind us.
     Given this backdrop, Fund performance suffered during the periods of highest volatility, particularly in the 4th quarter of 2008 and 1st quarter of 2009. During this period, the bear market was especially severe for traditionally economically-sensitive sectors, such as the consumer discretionary and information technology sectors, while sectors whose fortunes rise and fall with commodity prices, such as energy and basic materials producers, also were hard hit. Conversely, the historically defensive consumer staples and utilities sectors held up relatively well. However, in the last quarter of the period, many of the more economically-sensitive sectors came roaring back.
     Overall for the reporting period, the Fund’s stock selection within the consumer discretionary and information technology sectors and relative overweights benefited relative performance versus the Russell 2000 Index. Stock selection within the financials sector also outperformed versus the Index. These three sectors primarily accounted for the Fund’s outperformance versus the Index during the reporting period.
     A relative overweight to the materials sector hurt Fund performance, as the sector was the second weakest performer within the Index. Relative performance was hurt by underweights to consumer staples, utilities and health care, the three sectors within the Index least scorched by the extreme market volatility during the reporting period. An overweight to energy hurt Fund performance, as this sector fared the worst during the period, but better relative stock selection than the Index allowed the Fund to outperform in this sector.
     At the end of the reporting period, the Fund maintained its relative overweights to consumer discretionary, energy, industrials, information technology and materials. The Fund at period end remained underweight consumer staples slightly, with more significant relative underweights in the health care, utilities and financials sectors.
Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until June 30, 2009. In the case of Class A, Class B, Class C and Class Y shares, performance is measured from inception of the Classes on August 2, 1999. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.
12 | OPPENHEIMER MAIN STREET SMALL CAP FUND

     The Fund’s performance is compared to the performance of the Russell 2000 Index and the Lipper Small Cap Core Fund Index. The Russell 2000 Index is an unmanaged index of small-capitalization stocks. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Lipper Small Cap Core Fund Index is an unmanaged index that includes the 30 largest mutual funds within the investment category as defined by Lipper Inc. The Fund’s performance reflects the effects of the Fund’s business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments in the index.
13 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE DISCUSSION
Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Average Annual Total Returns of Class A Shares with Sales Charge of the Fund at 6/30/09
1-Year –27.56% 5-Year –1.58% Since Inception (8/2/99) 6.76%
14 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Average Annual Total Returns of Class B Shares with Sales Charge of the Fund at 6/30/09
1-Year –27.57% 5-Year –1.44% Since Inception (8/2/99) 6.91%
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the “since inception” return for Class B does not include any contingent sales charges on redemption and uses Class A performance for the period after conversion. See page 19 for further information.
15 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE DISCUSSION
Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Average Annual Total Returns of Class C Shares with Sales Charge of the Fund at 6/30/09
1-Year –24.48% 5-Year –1.11% Since Inception (8/2/99) 6.63%
16 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Average Annual Total Returns of Class N Shares with Sales Charge of the Fund at 6/30/09
1-Year –24.11% 5-Year –0.70% Since Inception (3/1/01) 3.94%
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the “since inception” return for Class B does not include any contingent sales charges on redemption and uses Class A performance for the period after conversion. See page 19 for further information.
17 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE DISCUSSION
Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Average Annual Total Returns of Class Y Shares of the Fund at 6/30/09
1-Year –22.93% 5-Year 0.03% Since Inception (8/2/99) 7.87%
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the “since inception” return for Class B does not include any contingent sales charges on redemption and uses Class A performance for the period after conversion. See page 19 for further information.
18 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the potential impact of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the “since inception” return for Class B does not include any contingent sales charges on redemption and uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
19 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES
Class Y shares of the Fund were first publicly offered on 8/2/99. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
20 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
21 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND EXPENSES Continued
the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	January 1, 2009	June 30, 2009	June 30, 2009

Actual
Class A	$1,000.00	$1,128.50	$6.46
Class B	1,000.00	1,123.50	10.90
Class C	1,000.00	1,124.80	10.64
Class N	1,000.00	1,126.90	7.99
Class Y	1,000.00	1,129.60	5.13

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.74	6.12
Class B	1,000.00	1,014.58	10.34
Class C	1,000.00	1,014.83	10.09
Class N	1,000.00	1,017.31	7.58
Class Y	1,000.00	1,019.98	4.87
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2009 are as follows:

Class	Expense Ratios

Class A	1.22%
Class B	2.06
Class C	2.01
Class N	1.51
Class Y	0.97
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Transfer Agent and Manager that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
22 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS June 30, 2009

	Shares	Value

Common Stocks—96.0%
Consumer Discretionary—15.9%
Auto Components—0.9%
ArvinMeritor, Inc.	101,409	$445,186
Autoliv, Inc.	63,499	1,826,866
Cooper Tire & Rubber Co.	579,413	5,747,777
Drew Industries, Inc.[1]	44,540	542,052
Exide Technologies[1]	327,024	1,219,800
Federal-Mogul Corp.[1]	6,975	65,914
Fuel Systems Solutions, Inc.[1]	36,030	727,446
Gentex Corp.	14,880	172,608
Modine Manufacturing Co.	63,541	304,997
Stoneridge, Inc.[1]	228,665	1,097,592
Superior Industries International, Inc.	53,917	760,230
Tenneco, Inc.[1]	220,549	2,337,819
TRW Automotive Holdings Corp.[1]	652,400	7,372,120
WABCO Holdings, Inc.	427,407	7,565,104

		30,185,511

Automobiles—0.2%
Thor Industries, Inc.	281,960	5,179,605
Winnebago Industries, Inc.	87,098	647,138

		5,826,743

Distributors—0.0%
Core-Mark Holding Co., Inc.[1]	30,186	786,647
Diversified Consumer Services—0.6%
Capella Education Co.[1]	26,600	1,594,670
Career Education Corp.[1]	43,870	1,091,924
Corinthian Colleges, Inc.[1]	132,250	2,238,993
Hillenbrand, Inc.	40,620	675,917
Learning Tree International, Inc.[1]	290	2,987
Lincoln Educational Services[1]	23,260	486,832
Noah Education Holdings Ltd., ADR	85,636	332,268
Regis Corp.	408,965	7,120,081
Service Corp. International	104,810	574,359
Steiner Leisure Ltd.[1]	113,217	3,456,515
Stewart Enterprises, Inc.	466,831	2,250,125

		19,824,671

Hotels, Restaurants & Leisure—2.6%
AFC Enterprises, Inc.[1]	11,240	75,870
Ameristar Casinos, Inc.	84,932	1,616,256
Bally Technologies, Inc.[1]	237,500	7,106,000
BJ’s Restaurants, Inc.[1]	77,905	1,314,257
Bob Evans Farms, Inc.	320,930	9,223,528
Boyd Gaming Corp.[1]	697,538	5,929,073
Brinker International, Inc.	323,920	5,516,358
Buffalo Wild Wings, Inc.[1]	41,450	1,347,954
Burger King Holdings, Inc.	26,570	458,864
California Pizza Kitchen, Inc.[1]	144,180	1,916,152
CEC Entertainment, Inc.[1]	171,750	5,063,190
Churchill Downs, Inc.	11,530	388,100
CKE Restaurants, Inc.	227,570	1,929,794
Cracker Barrel Old Country Store, Inc.	159,647	4,454,151
Denny’s Corp.[1]	727,390	1,563,889
DineEquity, Inc.	31,422	980,052
Dover Downs Gaming & Entertainment, Inc.	5,270	24,506
Gaylord Entertainment Co., Cl. A1	17,570	223,315
International Speedway Corp., Cl. A	63,060	1,614,967
Interval Leisure Group, Inc.[1]	72,026	671,282
Isle of Capri Casinos, Inc.[1]	64,860	863,935
Jack in the Box, Inc.[1]	75,866	1,703,192
F1 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Hotels, Restaurants & Leisure Continued
Krispy Kreme Doughnuts, Inc.[1]	160,130	$480,390
Life Time Fitness, Inc.[1]	58,999	1,180,570
Marcus Corp. (The)	53,720	565,134
O’Charley’s, Inc.	18,890	174,733
Orient-Express Hotel Ltd., Cl. A	187,132	1,588,751
Panera Bread Co., Cl. A1	11,440	570,398
Papa John’s International, Inc.[1]	114,971	2,850,131
Pinnacle Entertainment, Inc.[1]	197,160	1,831,616
Red Robin Gourmet Burgers, Inc.[1]	153,206	2,872,613
Ruby Tuesday, Inc.[1]	288,350	1,920,411
Shuffle Master, Inc.[1]	78,011	515,653
Sonic Corp.[1]	16,770	168,203
Speedway Motorsports, Inc.	160,624	2,210,186
Steak n Shake Co. (The)[1]	127,271	1,112,349
Texas Roadhouse, Inc., Cl. A1	139,630	1,523,363
Town Sports International Holdings, Inc.[1]	26,525	99,469
Vail Resorts, Inc.[1]	152,196	4,081,897
WMS Industries, Inc.[1]	189,560	5,973,036
Wyndham Worldwide Corp.	359,269	4,354,340

		88,057,928

Household Durables—1.4%
American Greetings Corp., Cl. A	620,335	7,245,513
Blyth, Inc.	115,914	3,800,820
Brookfield Homes Corp.[1]	1,250	5,000
Centex Corp.	34,504	291,904
CSS Industries, Inc.	50,232	1,023,728
Ethan Allen Interiors, Inc.	59,720	618,699
Furniture Brands International, Inc.	236,520	716,656
Harman International Industries, Inc.	257,653	4,843,876
Helen of Troy Ltd.[1]	158,316	2,658,126
Hooker Furniture Corp.	48,601	557,939
Jarden Corp.[1]	325,970	6,111,938
La-Z-Boy, Inc.	382,956	1,807,552
Lennar Corp., Cl. A	175,740	1,702,921
M/I Homes, Inc.[1]	35,111	343,737
Meritage Homes Corp.[1]	170,791	3,221,118
National Presto Industries, Inc.	27,955	2,127,376
Palm Harbor Homes, Inc.[1]	21,947	47,186
Ryland Group, Inc. (The)	142,216	2,383,540
Sealy Corp.[1]	175,142	343,278
Tempur-Pedic International, Inc.	196,877	2,573,182
Tupperware Brands Corp.	184,610	4,803,552

		47,227,641

Internet & Catalog Retail—0.7%
1-800-FLOWERS.com, Inc.[1]	85,817	164,769
Bidz.com, Inc.[1]	17,060	48,109
Blue Nile, Inc.[1]	90,070	3,872,109
Gaiam, Inc.[1]	31,470	172,141
HSN, Inc.[1]	155,167	1,640,115
Liberty Media Corp.- Interactive, Series A1	22,010	110,270
NetFlix.com, Inc.[1]	158,430	6,549,496
NutriSystem, Inc.	219,740	3,186,230
Orbitz Worldwide, Inc.[1]	31,827	60,471
Overstock.com, Inc.[1]	121,956	1,458,594
F2 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Internet & Catalog Retail Continued
PetMed Express, Inc.[1]	85,420	$1,283,863
Shutterfly, Inc.[1]	108,980	1,520,271
Stamps.com, Inc.[1]	160,304	1,359,378
Ticketmaster Entertainment, Inc.[1]	260,500	1,672,410

		23,098,226

Leisure Equipment & Products—0.5%
Brunswick Corp.	814,550	3,518,856
Callaway Golf Co.	509,760	2,584,483
Hasbro, Inc.	17,260	418,382
JAKKS Pacific, Inc.[1]	234,150	3,004,145
Leapfrog Enterprises, Inc.[1]	294,450	674,291
Polaris Industries, Inc.	168,577	5,414,693
RC2 Corp.[1]	62,340	824,758
Smith & Wesson Holding Corp.[1]	180,930	1,027,682

		17,467,290

Media—0.9%
Arbitron, Inc.	41,690	662,454
Belo Corp., Cl. A	486,449	870,744
Central European Media Enterprises Ltd., Cl. A1	13,363	263,117
CKX, Inc.[1]	6,300	44,667
Clear Channel Outdoor Holdings, Inc., Cl. A1	21,080	111,724
CTC Media, Inc.[1]	21,230	250,939
Entercom Communications Corp.	21,940	33,568
Entravision Communications Corp.[1]	595,662	285,918
EW Scripps Co. (The), Cl. A	281,280	587,875
Gannett Co., Inc.	71,560	255,469
Global Sources Ltd.[1]	252,030	1,817,136
Harte-Hanks, Inc.	216,522	2,002,829
Journal Communications, Inc.	53,087	55,741
Knology, Inc.[1]	21,820	188,307
Liberty Media Holding Corp.-Capital, Series A1	116,301	1,577,042
Live Nation, Inc.[1]	162,520	789,847
McClatchy Co., Cl. A	248,447	124,224
Mediacom Communications Corp.[1]	178,614	912,718
Meredith Corp.	360,420	9,208,731
National CineMedia, Inc.	98,130	1,350,269
Scholastic Corp.	342,160	6,771,346
Sinclair Broadcast Group, Inc., Cl. A	445,530	864,328
Warner Music Group Corp.[1]	289,719	1,694,856

		30,723,849

Multiline Retail—0.6%
99 Cents Only Stores[1]	22,270	302,427
Big Lots, Inc.[1]	256,360	5,391,251
Dillard’s, Inc., Cl. A	819,373	7,538,232
Fred’s, Inc.	410,427	5,171,380

		18,403,290

Specialty Retail—5.4%
Aaron Rents, Inc.	3,680	109,738
Advance Auto Parts, Inc.	11,630	482,529
Aeropostale, Inc.[1]	262,030	8,979,768
America’s Car-Mart, Inc.[1]	58,590	1,201,095
AnnTaylor Stores Corp.[1]	718,039	5,729,951
Asbury Automotive Group, Inc.	368,420	3,772,621
AutoNation, Inc.[1]	1,130	19,606
Barnes & Noble, Inc.	225,110	4,644,019
bebe stores, inc.	126,760	872,109
Big 5 Sporting Goods Corp.	17,605	194,711
F3 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Specialty Retail Continued
Blockbuster, Inc., Cl. A1	107,610	$72,099
Books-A-Million, Inc.	4,320	30,715
Borders Group, Inc.[1]	132,846	488,873
Brown Shoe Co., Inc.	594,825	4,306,533
Buckle, Inc. (The)	273,822	8,699,325
Cabela’s, Inc.[1]	239,831	2,949,921
Cato Corp., Cl. A	87,761	1,530,552
Charlotte Russe Holding, Inc.[1]	157,746	2,031,768
Charming Shoppes, Inc.[1]	522,518	1,943,767
Children’s Place Retail Stores, Inc.[1]	328,310	8,677,233
Christopher & Banks Corp.	186,420	1,250,878
Citi Trends, Inc.[1]	196,077	5,074,473
Collective Brands, Inc.[1]	320,930	4,675,950
Conn’s, Inc.[1]	110,481	1,381,013
Dress Barn, Inc. (The)[1]	594,160	8,496,488
Finish Line, Inc. (The), Cl. A	402,770	2,988,553
Foot Locker, Inc.	339,084	3,550,209
Genesco, Inc.[1]	222,336	4,173,247
Group 1 Automotive, Inc.	248,910	6,476,638
Guess?, Inc.	40,430	1,042,285
Gymboree Corp.[1]	143,060	5,075,769
Haverty Furniture Cos., Inc.	27,295	249,749
hhgregg, Inc.[1]	75,789	1,148,961
Hot Topic, Inc.[1]	174,772	1,277,583
Jo-Ann Stores, Inc.[1]	158,598	3,278,221
Jos. A. Banks Clothiers, Inc.[1]	21,720	748,471
Men’s Wearhouse, Inc. (The)	552,755	10,601,841
Office Depot, Inc.[1]	1,384,090	6,311,450
OfficeMax, Inc.	19,680	123,590
Pacific Sunwear of California, Inc.[1]	293,290	988,387
Penske Automotive Group, Inc.	301,740	5,020,954
Pep Boys-Manny, Moe & Jack	313,456	3,178,444
RadioShack Corp.	59,954	836,958
Rent-A-Center, Inc.[1]	391,330	6,977,414
Sally Beauty Holdings, Inc.[1]	659,750	4,196,010
Signet Jewelers Ltd.	42,894	893,053
Sonic Automotive, Inc.	134,966	1,371,255
Stage Stores, Inc.	503,238	5,585,942
Systemax, Inc.[1]	228,037	2,715,921
Talbots, Inc. (The)	399,669	2,158,213
Tractor Supply Co.[1]	173,480	7,168,194
Wet Seal, Inc., Cl. A1	985,371	3,025,089
Williams-Sonoma, Inc.	852,351	10,117,406
Zale Corp.[1]	3,850	13,244
Zumiez, Inc.[1]	98,510	789,065

		179,697,851

Textiles, Apparel & Luxury Goods—2.1%
American Apparel, Inc.[1]	89,978	327,520
Carter’s, Inc.[1]	255,121	6,278,528
Fossil, Inc.[1]	212,973	5,128,390
Iconix Brand Group, Inc.[1]	53,585	824,137
Jones Apparel Group, Inc.	585,876	6,286,449
K-Swiss, Inc., Cl. A	46,670	396,695
Liz Claiborne, Inc.	1,409,400	4,059,072
Maidenform Brands, Inc.[1]	110,150	1,263,421
Movado Group, Inc.	62,173	655,303
Oxford Industries, Inc.	145,345	1,693,269
Perry Ellis International, Inc.[1]	155,864	1,134,690
Phillips/Van Heusen Corp.	408,467	11,718,918
F4 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Textiles, Apparel & Luxury Goods Continued
Quicksilver, Inc.[1]	1,451,652	$2,685,556
Steven Madden Ltd.[1]	81,888	2,084,050
Timberland Co., Cl. A1	449,584	5,965,980
Unifi, Inc.[1]	257,095	365,075
UniFirst Corp.	57,506	2,137,498
Volcom, Inc.[1]	68,768	859,600
Warnaco Group, Inc. (The)[1]	316,671	10,260,140
Wolverine World Wide, Inc.	272,360	6,008,262

		70,132,553

Consumer Staples—2.7%
Beverages—0.1%
Boston Beer Co., Inc., Cl. A1	22,188	656,543
Central European Distribution Corp.[1]	75,240	1,999,127
Dr. Pepper Snapple Group, Inc.[1]	60	1,271

		2,656,941

Food & Staples Retailing—0.5%
Andersons, Inc. (The)	50,644	1,516,281
Arden Group, Inc., Cl. A	7,948	994,295
Casey’s General Stores, Inc.	163,180	4,192,094
Ingles Markets, Inc., Cl. A	32,190	490,576
Nash Finch Co.	48,960	1,324,858
Pantry, Inc. (The)[1]	274,211	4,551,903
PriceSmart, Inc.	24,040	402,670
Ruddick Corp.	20,460	479,378
Spartan Stores, Inc.	26,025	322,970
SUPERVALU, Inc.	1,370	17,742
United Natural Foods, Inc.[1]	4,950	129,938
Weis Markets, Inc.	33,150	1,111,188
Whole Foods Market, Inc.	10,080	191,318
Winn-Dixie Stores, Inc.[1]	96,608	1,211,464

		16,936,675

Food Products—0.9%
Calavo Growers, Inc.	1,830	36,289
Chiquita Brands International, Inc.[1]	395,120	4,053,931
ConAgra Foods, Inc.	2,140	40,788
Darling International, Inc.[1]	899,541	5,936,971
Del Monte Foods Co.	164,250	1,540,665
Diamond Foods, Inc.	42,370	1,182,123
Fresh Del Monte Produce, Inc.[1]	167,350	2,721,111
J&J Snack Foods Corp.	32,090	1,152,031
J.M. Smucker Co. (The)	6,780	329,915
Lancaster Colony Corp.	35,390	1,559,637
Omega Protein Corp.[1]	194,408	789,296
Ralcorp Holdings, Inc.[1]	76,410	4,654,897
Sanderson Farms, Inc.	9,120	410,400
Smart Balance, Inc.[1]	17,450	118,835
Smithfield Foods, Inc.[1]	106,360	1,485,849
TreeHouse Foods, Inc.[1]	118,680	3,414,424

		29,427,162

Household Products—0.2%
Central Garden & Pet Co., Cl. A1	483,606	4,763,519
WD-40 Co.	50,065	1,451,885

		6,215,404

Personal Products—0.8%
American Oriental Bioengineering, Inc.[1]	775,100	4,100,279
Bare Escentuals, Inc.[1]	145,210	1,288,013
Chattem, Inc.[1]	9,800	667,380
Elizabeth Arden, Inc.[1]	118,708	1,036,321
Herbalife Ltd.	317,548	10,015,464
Inter Parfums, Inc.	148,250	1,088,155
NBTY, Inc.[1]	227,213	6,389,230
Nu Skin Asia Pacific, Inc., Cl. A	128,786	1,970,426
Prestige Brands Holdings, Inc.[1]	243,633	1,498,343

		28,053,611
F5 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Tobacco—0.2%
Alliance One International, Inc.[1]	30,060	$114,228
Universal Corp.	175,999	5,827,327

		5,941,555

Energy—5.7%
Energy Equipment & Services—3.8%
Allis-Chalmers Energy, Inc.[1]	188,551	435,553
Basic Energy Services, Inc.[1]	245,080	1,673,896
Bristow Group, Inc.[1]	52,450	1,554,094
Bronco Drilling Co., Inc.[1]	94,388	403,981
Cal Dive International, Inc.[1]	79,800	688,674
Complete Production Services, Inc.[1]	564,782	3,592,014
Dawson Geophysical Co.[1]	58,810	1,755,479
Dresser-Rand Group, Inc.[1]	89,400	2,333,340
Dril-Quip, Inc.[1]	216,383	8,244,192
ENGlobal Corp.[1]	194,500	956,940
Exterran Holdings, Inc.[1]	419,905	6,735,276
Forbes Energy Services Ltd., Legend Shares[1,2]	575,300	568,796
Global Industries Ltd.[1]	724,180	4,098,859
Gulf Island Fabrication, Inc.	174,326	2,759,581
Gulfmark Offshore, Inc.[1]	208,710	5,760,396
Helix Energy Solutions Group, Inc.[1]	766,170	8,328,268
Helmerich & Payne, Inc.	21,420	661,235
Hercules Offshore, Inc.[1]	51,780	205,567
Hornbeck Offshore Services, Inc.[1]	47,390	1,013,672
Key Energy Services, Inc.[1]	1,131,485	6,517,354
Lufkin Industries, Inc.	7,750	325,888
Matrix Service Co.[1]	226,901	2,604,823
NATCO Group, Inc., Cl. A1	94,538	3,112,191
Natural Gas Services Group[1]	81,160	1,079,428
Newpark Resources, Inc.[1]	575,159	1,639,203
North American Energy Partners, Inc.[1]	93,470	569,232
Oceaneering International, Inc.[1]	7,520	339,904
Oil States International, Inc.[1]	383,473	9,283,881
Parker Drilling Co.[1]	1,048,268	4,549,483
Patterson-UTI Energy, Inc.	156,200	2,008,732
Pioneer Drilling Co.[1]	237,450	1,137,386
Precision Drilling Trust	994,342	4,852,389
RPC, Inc.	60,310	503,589
Seacor Holdings, Inc.[1]	127,520	9,594,605
Superior Energy Services, Inc.[1]	380,872	6,577,659
T-3 Energy Services, Inc.[1]	126,981	1,512,344
Tetra Technologies, Inc.[1]	751,909	5,985,196
Tidewater, Inc.	45,815	1,964,089
Union Drilling, Inc.[1]	161,430	1,068,667
Unit Corp.[1]	99,410	2,740,734
Willbros Group, Inc.[1]	400,471	5,009,892

		124,746,482

Oil, Gas & Consumable Fuels—1.9%
Abraxas Petroleum Corp.[1]	42,860	40,717
Arena Resources, Inc.[1]	2,610	83,129
Atlas America, Inc.	13,860	247,678
ATP Oil & Gas Corp.[1]	289,810	2,017,078
Berry Petroleum Co., Cl. A	249,570	4,639,506
Bill Barrett Corp.[1]	18,520	508,559
F6 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Oil, Gas & Consumable Fuels Continued
Brigham Exploration Co.[1]	215,190	$751,013
Callon Petroleum Co.[1]	29,177	57,770
Cimarex Energy Co.	74,312	2,106,002
Clean Energy Fuels Corp.[1]	75,920	653,671
Comstock Resources, Inc.[1]	52,450	1,733,473
Contango Oil & Gas Co.[1]	42,370	1,800,301
Crosstex Energy, Inc.	165,320	687,731
CVR Energy, Inc.[1]	497,735	3,648,398
Delek US Holdings, Inc.	273,641	2,320,476
Denbury Resources, Inc.[1]	133,990	1,973,673
Encore Acquisition Co.[1]	65,107	2,008,551
EXCO Resources, Inc.[1]	1,230	15,892
Frontier Oil Corp.	213,250	2,795,708
Gasco Energy, Inc.[1]	366,800	102,704
General Maritime Corp.	105,994	1,048,281
GeoResources, Inc.[1]	37,626	383,785
Holly Corp.	82,866	1,489,931
International Coal Group, Inc.[1]	202,710	579,751
James River Coal Co.[1]	40,910	618,968
Knightsbridge Tankers Ltd.	94,800	1,293,072
Mariner Energy, Inc.[1]	429,340	5,044,745
MarkWest Energy Partners LP	34,182	622,112
McMoRan Exploration Co.[1]	20,268	120,797
Meridian Resource Corp. (The)[1]	39,940	13,979
Nordic American Tanker Shipping Ltd.	10,860	345,565
Oilsands Quest, Inc.[1]	75,240	72,230
Penn Virginia Corp.	88,650	1,451,201
PetroQuest Energy, Inc.[1]	8,603	31,745
Rentech, Inc.[1]	1,460	832
Rosetta Resources, Inc.[1]	467,060	4,086,775
Southern Union Co.	2,340	43,033
St. Mary Land & Exploration Co.	20,160	420,739
Stone Energy Corp.[1]	115,884	859,859
Swift Energy Co.[1]	94,275	1,569,679
Teekay Corp.	52,450	1,103,024
Teekay Tankers Ltd., Cl. A	56,020	520,426
Tesoro Corp.	124,086	1,579,615
USEC, Inc.[1]	597,370	3,178,008
VAALCO Energy, Inc.[1]	567,110	2,398,875
W&T Offshore, Inc.	178,500	1,738,590
Western Refining, Inc.[1]	524,255	3,701,240
Westmoreland Coal Co.[1]	11,050	89,505
Whiting Petroleum Corp.[1]	25,500	896,580
World Fuel Services Corp.	16,580	683,593

		64,178,565

Financials—14.3%
Capital Markets—1.3%
Ameriprise Financial, Inc.	1,580	38,347
BGC Partners, Inc., Cl. A	8,730	33,087
Cohen & Steers, Inc.	106,690	1,595,016
Eaton Vance Corp.	2,990	79,983
Evercore Partners, Inc., Cl. A	42,470	834,111
GAMCO Investors, Inc., Cl. A	36,322	1,761,617
GFI Group, Inc.	300,866	2,027,837
Greenhill & Co., Inc.	19,680	1,421,093
Investment Technology Group, Inc.[1]	92,110	1,878,123
F7 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value
Capital Markets Continued
Janus Capital Group, Inc.	387,200	$4,414,080
KBW, Inc.[1]	20,840	599,358
Knight Capital Group, Inc., Cl. A1	350,269	5,972,086
LaBranche & Co., Inc.[1]	791,644	3,404,069
MF Global Ltd.[1]	519,782	3,082,307
Penson Worldwide, Inc.[1]	191,385	1,712,896
Piper Jaffray Cos., Inc.[1]	25,653	1,120,267
Sanders Morris Harris Group, Inc.	24,223	133,227
SEI Investments Co.	1,730	31,209
Stifel Financial Corp.[1]	52,980	2,547,808
SWS Group, Inc.	254,724	3,558,494
Teton Advisors, Inc.[1,3]	678	2,136
Thomas Weisel Partners Group, Inc.[1]	25,690	154,654
Tradestation Group, Inc.[1]	59,959	507,253
U.S. Global Investors, Inc., Cl. A	3,830	35,466
Virtus Investment Partners, Inc.[1]	20,760	304,964
W.P. Carey & Co. LLC	2,610	65,198
Waddell & Reed Financial, Inc., Cl. A	189,420	4,995,005

		42,309,691

Commercial Banks—1.8%
1st Source Corp.	2,308	39,859
Amcore Financial, Inc.	7,170	5,879
BancFirst Corp.	11,730	405,623
Banco Macro SA, ADR[1]	17,300	280,087
Boston Private Financial Holdings, Inc.	138,554	620,722
CapitalSource, Inc.	825,800	4,029,904
Capitol Bancorp Ltd.	4,732	12,540
Cathay Bancorp, Inc.	137,247	1,305,219
Central Pacific Financial Corp.	251,120	941,700
Chemical Financial Corp.	40,330	802,970
City Holding Co.	105,980	3,217,553
CoBiz Financial, Inc.	50,130	321,333
Columbia Banking System, Inc.	49,969	511,183
Community Bank System, Inc.	130,510	1,900,226
Community Trust Bancorp, Inc.	57,490	1,537,858
East West Bancorp, Inc.	273,705	1,776,345
Encore Bancshares, Inc.[1]	46,930	340,243
F.N.B. Corp.	36,450	225,626
First BanCorp	44,500	175,775
First Citizens BancShares, Inc., Cl. A	7,260	970,299
First Community Bancshares, Inc.	30,449	390,965
First Financial Bancorp	41,880	314,938
First Financial Corp.	1,460	46,107
First Merchants Corp.	85,900	689,777
First Midwest Bancorp, Inc.	127,598	932,741
FirstMerit Corp.	109,168	1,853,673
Frontier Financial Corp.[4]	130,150	157,482
Glacier Bancorp, Inc.	47,220	697,439
Greene Bankshares, Inc.	32,289	144,655
Guaranty Bancorp[1]	59,920	114,447
Hancock Holding Co.	8,140	264,469
Hanmi Financial Corp.	25,660	44,905
IBERIABANK Corp.	3,991	157,285
Independent Bank Corp.	15,894	313,112
International Bancshares Corp.	97,624	1,006,503
MainSource Financial Group, Inc.	45,660	338,797
MB Financial, Inc.	51,590	525,702
F8 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Commercial Banks Continued
National Penn Bancshares, Inc.	303,490	$1,399,089
NBT Bancorp, Inc.	27,920	606,143
Old National Bancorp	166,870	1,638,663
Old Second Bancorp, Inc.	1,170	6,903
Oriental Financial Group, Inc.	109,137	1,058,629
Pacific Capital Bancorp	442,710	947,399
PacWest Bancorp	175,400	2,308,264
Park National Corp.	3,390	191,467
Popular, Inc.	817,639	1,798,806
Prosperity Bancshares, Inc.	37,040	1,104,903
Renasant Corp.	21,140	317,523
Republic Bancorp, Inc., Cl. A	36,350	821,147
Sandy Spring Bancorp, Inc.	37,891	556,998
Santander BanCorp[1]	26,414	183,841
Signature Bank[1]	18,420	499,550
Simmons First National Corp.	37,471	1,001,225
South Financial Group, Inc. (The)	89,750	106,803
Southside Bancshares, Inc.	35,050	801,594
Sterling Bancorp	145,640	1,216,094
Sterling Bancshares, Inc.	52,450	332,009
Susquehanna Bancshares, Inc.	245,310	1,199,566
TCF Financial Corp.	24,876	332,592
Tompkins Financial Corp.	30,930	1,483,094
TowneBank	27,820	389,480
Trustmark Corp.	50,900	983,388
UMB Financial Corp.	37,130	1,411,311
Umpqua Holdings Corp.	159,032	1,234,088
United Bankshares, Inc.	38,200	746,428
United Community Banks, Inc.[1]	157,921	945,947
Webster Financial Corp.	15,807	127,246
WesBanco, Inc.	58,728	853,905
West Coast Bancorp	14,630	29,845
Westamerica Bancorp	37,230	1,846,980
Western Alliance Bancorp[1]	80,553	550,983
Whitney Holding Corp.	113,540	1,040,026
Wintrust Financial Corp.	81,338	1,307,915
Zions Bancorp	37,910	438,240

		59,232,025

Consumer Finance—0.9%
Advance America Cash Advance Centers, Inc.	30,390	134,628
Advanta Corp., Cl. B	135,070	56,729
AmeriCredit Corp.[1]	688,202	9,325,137
Cash America International, Inc.	337,985	7,905,469
Discover Financial Services	166,090	1,705,744
Dollar Financial Corp.[1]	86,440	1,192,008
EZCORP, Inc., Cl. A1	56,189	605,717
First Cash Financial Services, Inc.[1]	106,838	1,871,802
First Marblehead Corp. (The)[1]	102,749	207,553
Nelnet, Inc., Cl. A1	124,971	1,698,356
Student Loan Corp. (The)	23,540	875,688
World Acceptance Corp.[1]	259,067	5,158,024

		30,736,855

Diversified Financial Services—1.0%
CIT Group, Inc.	1,095,215	2,354,712
Encore Capital Group, Inc.[1]	69,485	920,676
Financial Federal Corp.	103,740	2,131,857
Life Partners Holdings, Inc.	73,983	1,049,079
MarketAxess Holdings, Inc.[1]	62,595	596,530
MSCI, Inc., Cl. A1	617,600	15,094,144
NewStar Financial, Inc.[1]	11,730	22,404
PHH Corp.[1]	452,487	8,226,214
F9 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Diversified Financial Services Continued
Pico Holdings, Inc.[1]	25,790	$740,173
Portfolio Recovery Associates, Inc.[1]	19,630	760,270

		31,896,059

Insurance—4.9%
Alleghany Corp.[1]	3,508	950,668
Allied World Assurance Holdings Ltd.	123,203	5,030,378
American Equity Investment Life Holding Co.	501,085	2,796,054
American Financial Group, Inc.	42,007	906,511
American National Insurance Co.	9,478	716,347
American Physicians Capital, Inc.	78,953	3,091,799
Amerisafe, Inc.[1]	272,195	4,235,354
AmTrust Financial Services, Inc.	336,594	3,837,172
Argo Group International Holdings Ltd.[1]	25,790	727,794
Aspen Insurance Holdings Ltd.	351,125	7,844,133
Assurant, Inc.	79,120	1,906,001
Assured Guaranty Ltd.	424,327	5,253,168
CNA Financial Corp.	59,117	914,540
CNA Surety Corp.[1]	234,142	3,158,576
Conseco, Inc.[1]	1,144,500	2,712,465
Crawford & Co.[1]	13,530	64,944
Delphi Financial Group, Inc., Cl. A	381,610	7,414,682
eHealth, Inc.[1]	14,570	257,306
EMC Insurance Group, Inc.	4,106	85,446
Employers Holdings, Inc.	181,900	2,464,745
Endurance Specialty Holdings Ltd.	175,193	5,133,155
Enstar Group Ltd.[1]	3,800	223,630
FBL Financial Group, Inc., Cl. A	120,056	991,663
Fidelity National Financial, Inc., Cl. A	1,680	22,730
First American Corp.	12,890	333,980
First Mercury Financial Corp.	52,978	729,507
FPIC Insurance Group, Inc.[1]	82,556	2,527,865
Gallagher (Arthur J.) & Co.	990	21,127
Genworth Financial, Inc., Cl. A	8,800	61,512
Greenlight Capital Re Ltd., Cl. A1	15,990	276,787
Hallmark Financial Services, Inc.[1]	34,090	243,744
Hanover Insurance Group, Inc.	116,432	4,437,224
Harleysville Group, Inc.	52,974	1,494,926
Hilltop Holdings, Inc.[1]	33,260	394,796
Horace Mann Educators Corp.	302,537	3,016,294
Infinity Property & Casualty Corp.	129,589	4,724,815
IPC Holdings Ltd.	247,240	6,759,542
Lincoln National Corp.	50,900	875,989
Maiden Holdings Ltd.	16,680	109,421
Max Capital Group Ltd.	531,821	9,817,416
Meadowbrook Insurance Group, Inc.	145,530	950,311
Mercury General Corp.	17,260	577,002
Montpelier Re Holdings Ltd.	103,160	1,370,996
National Financial Partners Corp.	98,600	721,752
National Interstate Corp.	50,070	760,063
National Western Life Insurance Co., Cl. A	1,510	176,293
Navigators Group, Inc. (The)[1]	57,590	2,558,724
F10 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Insurance Continued
NYMAGIC, Inc.	719	$9,980
Odyssey Re Holdings Corp.	70,823	2,831,504
Old Republic International Corp.	64,010	630,499
OneBeacon Insurance Group Ltd.	179,780	2,101,628
Phoenix Cos., Inc. (The)[1]	282,350	471,525
Platinum Underwriters Holdings Ltd.	213,120	6,093,101
PMA Capital Corp., Cl. A1	69,320	315,406
Presidential Life Corp.	56,027	424,124
ProAssurance Corp.[1]	131,615	6,081,929
Protective Life Corp.	674,410	7,715,250
RLI Corp.	23,960	1,073,408
Safety Insurance Group, Inc.	117,636	3,594,956
Seabright Insurance Holdings, Inc.[1]	129,237	1,309,171
Selective Insurance Group, Inc.	215,869	2,756,647
StanCorp Financial Group, Inc.	249,319	7,150,469
State Auto Financial Corp.	25,110	439,425
Stewart Information Services Corp.	84,974	1,210,880
Tower Group, Inc.	15,220	377,152
Transatlantic Holdings, Inc.	4,120	178,520
United America Indemnity Ltd., Cl. A1	308,984	1,480,033
United Fire & Casualty Co.	27,404	469,979
Unitrin, Inc.	342,650	4,118,653
UnumProvident Corp.	125,180	1,985,355
Validus Holdings Ltd.	212,153	4,663,123
White Mountains Insurance Group Ltd.	2,810	643,237

		161,805,301

Real Estate Investment Trusts—3.5%
Acadia Realty Trust	43,693	570,194
Agree Realty Corp.	51,250	939,413
Alexander’s, Inc.	1,510	407,096
Alexandria Real Estate Equities, Inc.	57,980	2,075,104
American Campus Communities, Inc.	42,760	948,417
American Capital Agency Corp.	86,286	1,981,989
Arbor Realty Trust, Inc.	6,880	12,040
Ashford Hospitality Trust	222,620	625,562
Associated Estates Realty Corp.	30,540	182,018
BioMed Realty Trust, Inc.	225,710	2,309,013
Capital Lease Funding, Inc.	64,760	178,738
Capstead Mortgage Corp.	105,000	1,334,550
CBL & Associates Properties, Inc.	6,664	35,919
Cedar Shopping Centers, Inc.	55,850	252,442
Colonial Properties Trust	51,780	383,172
Corporate Office Properties Trust	150,943	4,427,158
DCT Industrial Trust, Inc.	186,740	761,899
DiamondRock Hospitality Co.	317,340	1,986,548
Digital Realty Trust, Inc.	89,962	3,225,138
EastGroup Properties, Inc.	94,450	3,118,739
Entertainment Properties Trust	166,640	3,432,784
Equity Lifestyle Properties, Inc.	76,498	2,844,196
Equity One, Inc.	19,490	258,437
Essex Property Trust, Inc.	40,439	2,516,519
F11 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Real Estate Investment Trusts Continued
Extra Space Storage, Inc.	379,020	$3,164,817
FelCor Lodging Trust, Inc.	336,150	826,929
First Industrial Realty Trust, Inc.	143,990	626,357
First Potomac Realty Trust	25,990	253,403
Getty Realty Corp.	15,998	301,882
Glimcher Realty Trust	25,890	75,081
Hatteras Financial Corp.	104,900	2,999,091
Healthcare Realty Trust, Inc.	194,310	3,270,237
Hersha Hospitality Trust	55,270	137,070
Highwoods Properties, Inc.	171,810	3,843,390
Home Properties of New York, Inc.	174,865	5,962,897
Inland Real Estate Corp.	227,660	1,593,620
Investors Real Estate Trust	22,560	200,558
Kite Realty Group Trust	96,090	280,583
LaSalle Hotel Properties	112,660	1,390,224
Lexington Realty Trust	212,507	722,524
Liberty Property Trust	87,709	2,020,815
LTC Properties, Inc.	99,150	2,027,618
Medical Properties Trust, Inc.	317,150	1,925,101
Mid-America Apartment Communities, Inc.	207,204	7,606,458
National Health Investors, Inc.	61,622	1,645,924
National Retail Properties, Inc.	293,360	5,089,796
Nationwide Health Properties, Inc.	31,460	809,780
Omega Healthcare Investors, Inc.	212,449	3,297,208
Parkway Properties, Inc.	99,480	1,293,240
Pennsylvania Real Estate Investment Trust	98,990	494,950
Post Properties, Inc.	26,280	353,203
Potlatch Corp.	74,960	1,820,778
PS Business Parks, Inc.	55,597	2,693,119
Ramco-Gershenson Properties Trust	40,140	401,801
Realty Income Corp.	151,481	3,320,463
Redwood Trust, Inc.	60,980	900,065
Saul Centers, Inc.	16,380	484,357
Senior Housing Properties Trust	333,730	5,446,474
SL Green Realty Corp.	171,330	3,930,310
Sovran Self Storage, Inc.	82,990	2,041,554
Strategic Hotels & Resorts, Inc.	209,040	232,034
Sunstone Hotel Investors, Inc.	151,431	810,156
Tanger Factory Outlet Centers, Inc.	84,240	2,731,903
Taubman Centers, Inc.	103,124	2,769,911
Universal Health Realty Income Trust	10,408	328,060
Urstadt Biddle Properties, Inc., Cl. A	45,690	643,315
Walter Investment Management Corp.[1]	15,909	211,272
Washington Real Estate Investment Trust	97,350	2,177,720

		117,963,133

Real Estate Management & Development—0.1%
Avatar Holdings, Inc.[1]	10,761	195,527
Consolidated-Tomoka Land Co.	2,220	77,878
Forest City Enterprises, Inc., Cl. A	187,043	1,234,484
Forestar Group, Inc.[1]	161,198	1,915,032
Jones Lang LaSalle, Inc.	25,500	834,615
Tejon Ranch Co.[1]	5,920	156,821

		4,414,357
F12 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Thrifts & Mortgage Finance—0.8%
Anchor BanCorp Wisconsin, Inc.	6,690	$8,697
Bank Mutual Corp.	120,130	1,047,534
Dime Community Bancshares, Inc.	227,950	2,076,625
First Niagara Financial Group, Inc.	189,750	2,166,945
First Place Financial Corp.	24,330	75,666
Flushing Financial Corp.	116,640	1,090,584
Hudson City Bancorp, Inc.	2,920	38,807
MGIC Investment Corp.	234,941	1,033,740
NewAlliance Bancshares, Inc.	494,350	5,685,025
OceanFirst Financial Corp.	21,230	254,123
Ocwen Financial Corp.[1]	523,054	6,784,010
PMI Group, Inc. (The)	318,310	630,254
Provident Financial Services, Inc.	305,610	2,781,051
Provident New York Bancorp	133,220	1,081,746
Radian Group, Inc.	385,410	1,048,315
TierOne Corp.[1]	37,620	77,497
Tree.com, Inc.[1]	3,956	37,978
Trustco Bank Corp. NY	55,070	325,464
United Financial Bancorp., Inc.	100,224	1,385,096
WSFS Financial Corp.	19,100	521,621

		28,150,778

Health Care—10.5%
Biotechnology—2.1%
Abraxis BioScience, Inc.[1]	1,930	71,140
Acorda Therapeutics, Inc.[1]	72,330	2,038,983
Alexion Pharmaceuticals, Inc.[1]	121,780	5,007,594
Allos Therapeutics, Inc.[1]	177,530	1,471,724
Alnylam Pharmaceuticals, Inc.[1]	43,250	963,178
Anadys Pharmaceuticals, Inc.[1]	61,180	113,795
ArQule, Inc.[1]	74,267	455,999
Array BioPharma, Inc.[1]	85,535	268,580
Celldex Therapeutics, Inc.[1]	49,453	386,722
Cepheid, Inc.[1]	32,480	305,962
Cougar Biotechnology, Inc.[1]	6,200	266,352
Cubist Pharmaceuticals, Inc.[1]	245,300	4,496,349
Dendreon Corp.[1]	1,430	35,536
Emergent Biosolutions, Inc.[1]	167,350	2,398,126
Enzon Pharmaceuticals, Inc.[1]	301,607	2,373,647
Facet Biotech Corp.[1]	113,431	1,053,774
Genomic Health, Inc.[1]	6,200	107,446
Geron Corp.[1]	266,920	2,047,276
GTx, Inc.[1]	39,940	368,646
Human Genome Sciences, Inc.[1]	186,160	532,418
ImmunoGen, Inc.[1]	1,070	9,213
Incyte Corp.[1]	229,530	755,154
Indevus Pharmaceuticals, Inc.[1,3]	14,100	141
InterMune, Inc.[1]	41,210	626,392
Isis Pharmaceuticals, Inc.[1]	100,640	1,660,560
Ligand Pharmaceuticals, Inc., Cl. B1	172,880	494,437
MannKind Corp.[1]	53,230	442,341
Martek Biosciences Corp.	288,892	6,110,066
Medivation, Inc.[1]	118,970	2,666,118
Momenta Pharmaceuticals, Inc.[1]	226,980	2,730,569
Myriad Pharmaceuticals, Inc.[1]	47,342	220,140
Nabi Biopharmaceuticals, Inc.[1]	53,862	130,346
F13 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Biotechnology Continued
NPS Pharmaceuticals, Inc.[1]	8,505	$39,633
Onyx Pharmaceuticals, Inc.[1]	33,740	953,492
OSI Pharmaceuticals, Inc.[1]	110,150	3,109,535
Osiris Therapeutics, Inc.[1]	46,350	622,481
PDL BioPharma, Inc.	544,109	4,298,461
Progenics Pharmaceuticals, Inc.[1]	98,990	509,799
Protalix Bio Therapeutics, Inc.[1]	2,810	12,701
Rigel Pharmaceuticals, Inc.[1]	118,493	1,436,135
RXi Pharmaceuticals Corp.[1]	21,330	96,838
Sangamo BioSciences, Inc.[1]	41,400	204,516
Savient Pharmaceuticals, Inc.[1]	982,860	13,622,440
Theravance, Inc.[1]	97,930	1,433,695
United Therapeutics Corp.[1]	24,330	2,027,419
ZymoGenetics, Inc.[1]	130,020	598,092

		69,573,961

Health Care Equipment & Supplies—2.5%
Abaxis, Inc.[1]	53,520	1,099,301
Align Technology, Inc.[1]	55,850	592,010
American Medical Systems Holdings, Inc.[1]	118,660	1,874,828
Analogic Corp.	161,050	5,950,798
AngioDynamics, Inc.[1]	57,490	762,892
Atrion Corp.	2,000	268,180
Cantel Medical Corp.[1]	20,900	339,207
Cardiac Science Corp.[1]	7,560	30,391
ConMed Corp.[1]	90,560	1,405,491
Cooper Cos., Inc. (The)	129,630	3,205,750
CryoLife, Inc.[1]	266,500	1,476,410
Cyberonics, Inc.[1]	143,990	2,394,554
ev3, Inc.[1]	63,220	677,718
Exactech, Inc.[1]	54,864	795,528
Greatbatch, Inc.[1]	11,920	269,511
Haemonetics Corp.[1]	32,380	1,845,660
Hill-Rom Holdings, Inc.	402,160	6,523,035
ICU Medical, Inc.[1]	880	36,212
Invacare Corp.	58,405	1,030,848
IRIS International, Inc.[1]	24,630	290,634
Kensey Nash Corp.[1]	147,519	3,866,473
Kinetic Concepts, Inc.[1]	143,250	3,903,563
Masimo Corp.[1]	64,760	1,561,364
Merit Medical Systems, Inc.[1]	136,710	2,228,373
Natus Medical, Inc.[1]	171,509	1,979,214
NuVasive, Inc.[1]	290,760	12,967,896
Orthofix International NV1	72,110	1,803,471
Palomar Medical Technologies, Inc.[1]	31,990	468,973
Quidel Corp.[1]	85,900	1,250,704
RTI Biologics, Inc.[1]	32,290	138,524
Sirona Dental Systems, Inc.[1]	43,770	874,962
Somanetics Corp.[1]	92,990	1,535,265
SonoSite, Inc.[1]	75,773	1,520,006
Steris Corp.	298,640	7,788,531
SurModics, Inc.[1]	26,300	595,169
Symmetry Medical, Inc.[1]	54,780	510,550
Synovis Life Technologies, Inc.[1]	69,710	1,447,877
Thoratec Corp.[1]	84,350	2,258,893
Volcano Corp.[1]	95,400	1,333,692
West Pharmaceutical Services, Inc.	13,480	469,778
Wright Medical Group, Inc.[1]	85,230	1,385,840
Zoll Medical Corp.[1]	166,090	3,212,181

		83,970,257
F14 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Health Care Providers & Services—4.1%
Alliance HealthCare Services, Inc.[1]	122,270	$896,239
Amedisys, Inc.[1]	41,458	1,368,943
AMERIGROUP Corp.[1]	239,630	6,434,066
AMN Healthcare Services, Inc.[1]	256,751	1,638,071
AmSurg Corp.[1]	55,643	1,192,986
Brookdale Senior Living, Inc.	182,493	1,777,482
Catalyst Health Solutions, Inc.[1]	48,042	1,198,167
Centene Corp.[1]	412,158	8,234,917
Chemed Corp.	145,471	5,743,195
Chindex International, Inc.[1]	22,600	279,562
CIGNA Corp.	1,940	46,735
Community Health Systems, Inc.[1]	94,719	2,391,655
CorVel Corp.[1]	25,530	581,318
Coventry Health Care, Inc.[1]	4,280	80,079
Cross Country Healthcare, Inc.[1]	66,926	459,782
Emergency Medical Services LP, Cl. A1	17,100	629,622
Enstar Group, Inc. (The)	5,201	74,010
Gentiva Health Services, Inc.[1]	160,800	2,646,768
Hanger Orthopedic Group, Inc.[1]	159,010	2,160,946
Health Management Associates, Inc., Cl. A1	979,118	4,836,843
Health Net, Inc.[1]	539,616	8,391,029
HEALTHSOUTH Corp.[1]	77,236	1,115,288
Healthspring, Inc.[1]	455,723	4,949,152
Healthways, Inc.[1]	302,269	4,065,518
HMS Holdings Corp.[1]	49,250	2,005,460
InVentiv Health, Inc.[1]	290,977	3,936,919
Kindred Healthcare, Inc.[1]	388,510	4,805,869
Laboratory Corp. of America Holdings[1]	7,660	519,271
Landauer, Inc.	63,610	3,901,837
LHC Group, Inc.[1]	105,060	2,333,383
LifePoint Hospitals, Inc.[1]	259,923	6,822,979
Lincare Holdings, Inc.[1]	268,948	6,325,657
Magellan Health Services, Inc.[1]	51,900	1,703,358
MedCath Corp.[1]	72,830	856,481
MEDNAX, Inc.[1]	131,698	5,548,437
Molina Healthcare, Inc.[1]	195,618	4,679,183
MWI Veterinary Supply, Inc.[1]	28,990	1,010,591
Odyssey Healthcare, Inc.[1]	134,640	1,384,099
Owens & Minor, Inc.	54,880	2,404,842
PharMerica Corp.[1]	299,526	5,879,695
Providence Service Corp.[1]	14,240	155,928
PSS World Medical, Inc.[1]	7,660	141,787
RehabCare Group, Inc.[1]	228,277	5,462,669
Res-Care, Inc.[1]	108,230	1,547,689
Schein (Henry), Inc.[1]	50	2,398
Skilled Healthcare Group, Inc., Cl. A1	24,330	182,475
Sun Healthcare Group, Inc.[1]	205,368	1,733,306
Triple-S Management Corp., Cl. B1	39,069	609,086
U.S. Physical Therapy, Inc.[1]	5,900	87,025
Universal American Corp.[1]	232,633	2,028,560
Universal Health Services, Inc., Cl. B	59,157	2,889,819
VCA Antech, Inc.[1]	54,569	1,456,992
WellCare Health Plans, Inc.[1]	326,873	6,043,882

		137,652,050
F15 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Health Care Technology—0.1%
Computer Programs & Systems, Inc.	14,333	$549,097
Omnicell, Inc.[1]	80,480	865,160
Quality Systems, Inc.	28,890	1,645,574

		3,059,831

Life Sciences Tools & Services—0.7%
Affymetrix, Inc.[1]	42,180	250,127
Albany Molecular Research, Inc.[1]	202,450	1,698,556
AMAG Pharmaceuticals, Inc.[1]	6,200	338,954
Bruker Corp.[1]	47,800	442,628
Dionex Corp.[1]	73,910	4,510,727
eResearch Technology, Inc.[1]	251,806	1,563,715
Exelixis, Inc.[1]	48,860	237,948
Kendle International, Inc.[1]	42,370	518,609
Life Sciences Research, Inc.[1]	35,420	253,961
Luminex Corp.[1]	128,370	2,379,980
Nektar Therapeutics[1]	75,738	490,782
Parexel International Corp.[1]	294,170	4,230,165
Varian, Inc.[1]	166,627	6,570,103

		23,486,255

Pharmaceuticals—1.0%
Adolor Corp.[1]	246,080	433,101
Akorn, Inc.[1]	2,230	2,676
Auxilium Pharmaceuticals, Inc.[1]	89,590	2,811,334
BioMimetic Therapeutics, Inc.[1]	8,468	78,244
Cadence Pharmaceuticals, Inc.[1]	12,310	122,977
CPEX Pharmaceuticals, Inc.[1]	1,500	14,985
Cypress Bioscience, Inc.[1]	83,480	786,382
Endo Pharmaceuticals Holdings, Inc.[1]	160,366	2,873,759
Forest Laboratories, Inc.[1]	1,610	40,427
K-V Pharmaceutical Co., Cl. A1	55,997	179,750
King Pharmaceuticals, Inc.[1]	303,041	2,918,285
Medicis Pharmaceutical Corp., Cl. A	133,896	2,185,183
MiddleBrook Pharmaceuticals, Inc.[1]	35,960	48,546
Noven Pharmaceuticals, Inc.[1]	256,587	3,669,194
Obagi Medical Products, Inc.[1]	6,390	46,583
Optimer Pharmaceuticals, Inc.[1]	82,800	1,239,516
Pain Therapeutics, Inc.[1]	115,280	619,054
Perrigo Co.	47,200	1,311,216
Pozen, Inc.[1]	66,220	508,570
Questcor Pharmaceuticals, Inc.[1]	310,010	1,550,050
Salix Pharmaceuticals Ltd.[1]	117,576	1,160,475
Sepracor, Inc.[1]	150,335	2,603,802
Valeant Pharmaceuticals International, Inc.[1]	168,610	4,336,649
ViroPharma, Inc.[1]	60,210	357,045
Vivus, Inc.[1]	260,140	1,581,651

		31,479,454

Industrials—17.7%
Aerospace & Defense—1.2%
AAR Corp.[1]	152,369	2,445,522
Aerovironment, Inc.[1]	6,880	212,317
American Science & Engineering, Inc.	6,780	468,634
Argon ST, Inc.[1]	82,900	1,705,253
Astronics Corp.[1]	8,555	88,886
Axsys Technologies, Inc.[1]	3,300	177,012
BE Aerospace, Inc.[1]	307,705	4,418,644
Ceradyne, Inc.[1]	300,095	5,299,678
Cubic Corp.	92,210	3,300,196
Curtiss-Wright Corp.	24,140	717,682
F16 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Aerospace & Defense Continued
Ducommun, Inc.	166,090	$3,120,831
DynCorp International, Inc., Cl. A1	191,906	3,222,102
Esterline Technologies Corp.[1]	271,855	7,359,115
Gencorp, Inc.[1]	144,310	275,632
Herley Industries, Inc.[1]	2,872	31,506
Ladish Co., Inc.[1]	28,110	364,587
Spirit Aerosystems Holdings, Inc., Cl. A1	9,130	125,446
Taser International, Inc.[1]	145,788	664,793
TransDigm Group, Inc.[1]	12,990	470,238
Triumph Group, Inc.	152,130	6,085,200

		40,553,274

Air Freight & Logistics—0.2%
Air Transport Services Group, Inc.[1]	47,800	110,896
Atlas Air Worldwide Holdings, Inc.[1]	172,793	4,007,070
Pacer International, Inc.	416,281	928,307
UTi Worldwide, Inc.[1]	39,650	452,010

		5,498,283

Airlines—0.4%
Allegiant Travel Co.[1]	57,010	2,259,876
Continental Airlines, Inc., Cl. B1	115,320	1,021,735
Delta Air Lines, Inc.[1]	40	232
Hawaiian Holdings, Inc.[1]	443,757	2,671,417
Republic Airways Holdings, Inc.[1]	326,170	2,129,890
SkyWest, Inc.	379,660	3,872,532

		11,955,682

Building Products—1.2%
Aaon, Inc.	125,672	2,503,386
American Woodmark Corp.	42,270	1,012,367
Ameron International Corp.	98,616	6,611,217
Apogee Enterprises, Inc.	376,908	4,635,968
Armstrong World Industries, Inc.[1]	299,958	4,946,307
Gibraltar Industries, Inc.	393,828	2,705,598
Griffon Corp.[1]	150,572	1,252,759
Insteel Industries, Inc.	274,742	2,263,874
Lennox International, Inc.	33,060	1,061,557
NCI Building Systems, Inc.[1]	14,630	38,623
Quanex Building Products Corp.	403,515	4,527,438
Trex Co., Inc.[1]	123,606	1,652,612
Universal Forest Products, Inc.	161,150	5,332,454
USG Corp.[1]	77,501	780,435

		39,324,595

Commercial Services & Supplies—4.3%
ABM Industries, Inc.	25,690	464,218
Acco Brands Corp.[1]	170,640	481,205
Administaff, Inc.	56,140	1,306,378
Advisory Board Co. (The)[1]	27,340	702,638
American Ecology Corp.	178,790	3,203,917
American Reprographics Co.[1]	319,362	2,657,092
AMREP Corp.[1]	7,633	84,192
ATC Technology Corp.[1]	136,977	1,986,167
Bowne & Co., Inc.	171,823	1,118,568
Brink’s Co. (The)	30,350	881,061
Casella Waste Systems, Inc., Cl. A1	42,570	84,714
CBIZ, Inc.[1]	327,380	2,330,946
Cenveo, Inc.[1]	182,150	770,495
Comfort Systems USA, Inc.	455,380	4,667,645
COMSYS IT Partners, Inc.[1]	48,180	281,853
F17 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Commercial Services & Supplies Continued
Consolidated Graphics, Inc.[1]	207,192	$3,609,285
Copart, Inc.[1]	2,300	79,741
Cornell Corrections, Inc.[1]	86,290	1,398,761
Corporate Executive Board Co. (The)	44,500	923,820
CoStar Group, Inc.[1]	84,350	3,363,035
Courier Corp.	16,638	253,896
CRA International, Inc.[1]	101,913	2,829,105
Deluxe Corp.	672,442	8,613,982
EnergySolutions, Inc.	151,870	1,397,204
EnerNOC, Inc.[1]	16,130	349,537
Ennis, Inc.	112,990	1,407,855
Equifax, Inc.	14,160	369,576
First Advantage Corp., Cl. A1	82,460	1,254,217
G&K Services, Inc., Cl. A	96,280	2,036,322
GeoEye, Inc.[1]	13,860	326,542
Heidrick & Struggles International, Inc.	99,182	1,810,072
Hill International, Inc.[1]	196,276	843,987
HNI Corp.	384,930	6,951,836
Hudson Highland Group, Inc.[1]	143,990	282,220
ICF International, Inc.[1]	59,730	1,647,951
Interface, Inc., Cl. A	711,480	4,411,176
Kelly Services, Inc., Cl. A	222,577	2,437,218
Kforce, Inc.[1]	136,100	1,125,547
Kimball International, Inc., Cl. B	121,023	755,184
Knoll, Inc.	300,084	2,274,637
Korn-Ferry International[1]	420,220	4,471,141
M&F Worldwide Corp.[1]	32,731	654,620
Manpower, Inc.	35,977	1,523,266
McGrath Rentcorp	33,998	648,002
Metalico, Inc.[1]	164,540	766,756
Miller (Herman), Inc.	545,100	8,361,834
Mine Safety Appliances Co.	15,610	376,201
Monster Worldwide, Inc.[1]	409,584	4,837,187
MPS Group, Inc.[1]	1,116,850	8,532,734
On Assignment, Inc.[1]	157,686	616,552
PRG-Schultz International, Inc.[1]	2,140	5,778
R.R. Donnelley & Sons Co.	4,470	51,941
Resources Connection, Inc.[1]	503,967	8,653,113
Rollins, Inc.	29,380	508,568
Schawk, Inc.	109,842	824,913
School Specialty, Inc.[1]	123,340	2,492,701
Spherion Corp.[1]	228,270	940,472
Standard Parking Corp.[1]	15,900	259,011
Standard Register Co. (The)	227,281	740,936
Steelcase, Inc., Cl. A	1,067,790	6,214,538
Sykes Enterprises, Inc.[1]	98,888	1,788,884
Team, Inc.[1]	76,157	1,193,380
Tetra Tech, Inc.[1]	46,830	1,341,680
TrueBlue, Inc.[1]	541,550	4,549,020
United Stationers, Inc.[1]	64,317	2,243,377
Viad Corp.	225,690	3,886,382
Volt Information Sciences, Inc.[1]	51,603	323,551
Waste Connections, Inc.[1]	44,110	1,142,890
Waste Services, Inc.[1]	39,978	207,086
Watson Wyatt & Co. Holdings	71,224	2,673,037

		142,603,346

Construction & Engineering—1.5%
Aecom Technology Corp.[1]	17,940	574,080
Baker (Michael) Corp.[1]	112,069	4,747,243
Chicago Bridge & Iron Co. NV	151,550	1,879,220
Dycom Industries, Inc.[1]	543,652	6,018,228
F18 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Construction & Engineering Continued
EMCOR Group, Inc.[1]	460,630	$9,267,876
Furmanite Corp.[1]	40,820	182,057
Granite Construction, Inc.	115,886	3,856,686
Insituform Technologies, Inc., Cl. A1	164,220	2,786,813
Integrated Electrical Services, Inc.[1]	88,000	687,280
Layne Christensen Co.[1]	81,030	1,657,064
MasTec, Inc.[1]	183,250	2,147,690
Northwest Pipe Co.[1]	86,390	3,002,916
Orion Marine Group, Inc.[1]	55,370	1,052,030
Pike Electric Corp.[1]	169,640	2,044,162
Shaw Group, Inc. (The)[1]	3,240	88,808
Tutor Perini Corp.[1]	586,635	10,183,984

		50,176,137

Electrical Equipment—2.0%
Acuity Brands, Inc.	265,280	7,441,104
Advanced Battery Technologies, Inc.[1,4]	10,760	43,255
AZZ, Inc.[1]	77,789	2,676,719
Baldor Electric Co.	369,770	8,796,828
Belden, Inc.	447,770	7,477,759
Brady Corp., Cl. A	113,996	2,863,580
C&D Technologies, Inc.[1]	90,660	181,320
Day4 Energy, Inc., Legend Shares[1]	522,900	346,157
Encore Wire Corp.	194,098	4,143,992
EnerSys, Inc.[1]	274,879	5,000,049
Franklin Electric Co., Inc.	6,590	170,813
Fushi Copperweld, Inc.[1]	190	1,571
GrafTech International Ltd.[1]	896,770	10,142,469
Hubbell, Inc., Cl. B	20,750	665,245
II-VI, Inc.[1]	8,630	191,327
LSI Industries, Inc.	71,170	387,877
Polypore International, Inc.[1]	46,096	512,588
Powell Industries, Inc.[1]	109,943	4,075,587
Regal-Beloit Corp.	9,310	369,793
Smith (A.O.) Corp.	125,490	4,087,209
Thomas & Betts Corp.[1]	158,796	4,582,853
Valence Technology, Inc.[1]	92,790	166,094
Vicor Corp.	80,733	582,892
Woodward Governor Co.	19,492	385,942

		65,293,023

Industrial Conglomerates—0.2%
Carlisle Cos., Inc.	30,540	734,182
Raven Industries, Inc.	64,190	1,643,264
Seaboard Corp.	22	24,684
Standex International Corp.	44,953	521,455
Tredegar Corp.	311,215	4,145,384

		7,068,969

Machinery—4.8%
3D Systems Corp.[1]	1,750	12,618
Actuant Corp., Cl. A	206,621	2,520,776
Altra Holdings, Inc.[1]	150,736	1,129,013
American Railcar Industries, Inc.	20,070	165,778
Ampco-Pittsburgh Corp.	125,750	2,948,838
Badger Meter, Inc.	141,460	5,799,860
Barnes Group, Inc.	340,230	4,045,335
Blount International, Inc.[1]	277,210	2,386,778
Briggs & Stratton Corp.	321,710	4,291,611
Bucyrus International, Inc., Cl. A	14,350	409,836
Cascade Corp.	44,213	695,470
Chart Industries, Inc.[1]	410,563	7,464,035
CIRCOR International, Inc.	197,184	4,655,514
Clarcor, Inc.	3,980	116,176
Colfax Corp.[1]	106,965	825,770
Columbus McKinnon Corp.[1]	258,194	3,266,154
Crane Co.	184,752	4,121,817
F19 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Machinery Continued
Cummins, Inc.	5,040	$177,458
Dover Corp.	2,600	86,034
EnPro Industries, Inc.[1]	329,429	5,933,016
Federal Signal Corp.	470,594	3,600,044
Force Protection, Inc.[1]	201,607	1,782,206
Freightcar America, Inc.	59,018	992,093
Gardner Denver, Inc.[1]	494,469	12,445,785
Gorman-Rupp Co. (The)	99,053	1,997,899
Graco, Inc.	95,671	2,106,675
Graham Corp.	63,096	839,177
Harsco Corp.	73,010	2,066,183
Hurco Cos., Inc.[1]	25,614	400,347
IDEX Corp.	19,490	478,869
John Bean Technologies Corp.	65,414	818,983
K-Tron International, Inc.[1]	7,111	566,604
Kadant, Inc.[1]	169,730	1,916,252
Kennametal, Inc.	277,858	5,329,316
L.B. Foster Co., Cl. A1	72,140	2,169,250
Lincoln Electric Holdings, Inc.	81,012	2,919,672
Lindsay Manufacturing Co.	62,150	2,057,165
Lydall, Inc.[1]	77,870	264,758
Manitowoc Co., Inc. (The)	513,462	2,700,810
McCoy Corp., Legend Shares[2]	315,600	339,165
Mueller Industries, Inc.	274,780	5,715,424
Mueller Water Products, Inc., Cl. A	536,307	2,005,788
NACCO Industries, Inc., Cl. A	24,110	692,439
NN, Inc.	59,270	99,574
Nordson Corp.	85,420	3,302,337
Oshkosh Corp.	666,520	9,691,201
Pall Corp.	20	531
RBC Bearings, Inc.[1]	12,729	260,308
Robbins & Myers, Inc.	298,691	5,749,802
Sauer-Danfoss, Inc.	91,537	561,122
Sun Hydraulics Corp.	197,840	3,199,073
Tecumseh Products Co., Cl. A1	200,080	1,942,777
Tennant Co.	74,858	1,376,639
Terex Corp.[1]	243,170	2,935,062
Thermadyne Holdings Corp.[1]	23,256	81,629
Timken Co.	464,376	7,931,542
Titan International, Inc.	515,479	3,850,628
Toro Co. (The)	254,227	7,601,387
Trinity Industries, Inc.	377,170	5,137,055
Twin Disc, Inc.	24,240	165,074
Wabash National Corp.	19,697	13,788
Wabtec Corp.	48,280	1,553,168
Watts Water Technologies, Inc., Cl. A	42,870	923,420
Xerium Technologies, Inc.[1]	171,227	188,350

		161,821,258

Marine—0.5%
Alexander & Baldwin, Inc.	6,839	160,306
American Commercial Lines, Inc.[1]	127,024	1,966,332
Eagle Bulk Shipping, Inc.	223,100	1,046,339
Excel Maritime Carriers Ltd.	22,282	149,958
Genco Shipping & Trading Ltd.	264,420	5,743,202
Horizon Lines, Inc., Cl. A	28,414	109,678
Kirby Corp.[1]	128,170	4,074,524
Safe Bulkers, Inc.	258,460	1,695,498
Star Bulk Carriers Corp.	233,762	857,907
TBS International Ltd., Cl. A1	345,470	2,698,121

		18,501,865
F20 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Road & Rail—0.5%
Amerco[1]	25,628	$952,080
Arkansas Best Corp.	247,150	6,512,403
Avis Budget Group, Inc.[1]	506,120	2,859,578
Celadon Group, Inc.[1]	67,480	566,157
Marten Transport Ltd.[1]	160,086	3,323,385
Ryder Systems, Inc.	41,368	1,154,995

		15,368,598

Trading Companies & Distributors—0.9%
Applied Industrial Technologies, Inc.	141,790	2,793,263
Beacon Roofing Supply, Inc.[1]	299,710	4,333,807
BlueLinx Holdings, Inc.[1]	13,960	41,880
DXP Enterprises, Inc.[1]	33,409	383,201
GATX Corp.	13,824	355,553
H&E Equipment Services, Inc.[1]	138,786	1,297,649
Houston Wire & Cable Co.	237,922	2,833,651
Interline Brands, Inc.[1]	30,926	423,068
Kaman Corp.	8,000	133,600
MSC Industrial Direct Co., Inc., Cl. A	14,180	503,106
Rush Enterprises, Inc., Cl. A1	296,432	3,453,433
Textainer Group Holdings Ltd.	36,988	424,992
Titan Machinery, Inc.[1]	15,510	196,822
United Rentals, Inc.[1]	271,679	1,763,197
Watsco, Inc.	53,810	2,632,923
WESCO International, Inc.[1]	385,310	9,648,162

		31,218,307

Transportation Infrastructure—0.0%
CAI International, Inc.[1]	109,413	558,006
Information Technology—21.4%
Communications Equipment—3.4%
3Com Corp.[1]	2,329,892	10,973,791
Acme Packet, Inc.[1]	132,640	1,342,317
ADC Telecommunications, Inc.[1]	204,190	1,625,352
ADTRAN, Inc.	281,730	6,048,743
Arris Group, Inc.[1]	102,590	1,247,494
Avocent Corp.[1]	486,070	6,785,537
Bel Fuse, Inc., Cl. A	15,022	210,909
BigBand Networks, Inc.[1]	138,153	714,251
Black Box Corp.	72,110	2,413,522
Blue Coat Systems, Inc.[1]	145,730	2,410,374
Brocade Communications Systems, Inc.[1]	22,260	174,073
Ciena Corp.[1]	515,820	5,338,737
Cogo Group, Inc.[1]	78,150	466,556
CommScope, Inc.[1]	432,705	11,362,833
Comtech Telecommunications Corp.[1]	29,000	924,520
Digi International, Inc.[1]	100,090	975,878
EchoStar Holding Corp.[1]	34,875	555,908
EMS Technologies, Inc.[1]	121,490	2,539,141
Emulex Corp.[1]	830,600	8,123,268
Extreme Networks, Inc.[1]	88,964	177,928
Finisar Corp.[1]	586,110	334,083
Harris Stratex Networks, Inc., Cl. A1	75,504	489,266
InterDigital, Inc.[1]	235,187	5,747,970
Ixia[1]	259,721	1,750,520
JDS Uniphase Corp.[1]	1,630,639	9,327,255
Netgear, Inc.[1]	64,887	935,022
Oplink Communications, Inc.[1]	30,488	347,563
ParkerVision, Inc.[1]	66,790	204,377
Performance Technologies, Inc.[1]	16,780	49,501
Plantronics, Inc.	453,205	8,570,107
Polycom, Inc.[1]	121,780	2,468,481
Powerwave Technologies, Inc.[1]	631,041	1,015,976
SeaChange International, Inc.[1]	124,362	998,627
F21 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Communications Equipment Continued
ShoreTel, Inc.[1]	45,010	$360,080
Sonus Networks, Inc.[1]	473,280	761,981
Starent Networks Corp.[1]	297,550	7,263,196
Tekelec, Inc.[1]	245,854	4,137,723
Tellabs, Inc.[1]	189,767	1,087,365
UTStarcom, Inc.[1]	411,492	670,732
ViaSat, Inc.[1]	64,413	1,651,549

		112,582,506

Computers & Peripherals—1.4%
3PAR, Inc.[1]	13,860	171,864
Adaptec, Inc.[1]	434,070	1,150,286
Avid Technology, Inc.[1]	209,040	2,803,226
Diebold, Inc.	15,320	403,835
Electronics for Imaging, Inc.[1]	294,702	3,141,523
Hypercom Corp.[1]	1,360	2,040
Imation Corp.	189,804	1,444,408
Lexmark International, Inc., Cl. A1	59,896	949,352
NCR Corp.[1]	101,230	1,197,551
Netezza Corp.[1]	157,915	1,313,853
Novatel Wireless, Inc.[1]	20,777	187,409
QLogic Corp.[1]	658,840	8,354,091
Seagate Technology	3,530	36,924
STEC, Inc.[1]	433,550	10,054,025
Sun Microsystems, Inc.[1]	8,990	82,888
Synaptics, Inc.[1]	255,100	9,859,615
Teradata Corp.[1]	63,410	1,485,696
Western Digital Corp.[1]	121,925	3,231,013
Xyratex Ltd.[1]	48,020	239,620

		46,109,219

Electronic Equipment & Instruments—3.4%
Acacia Research Corp.[1]	52,830	415,772
Agilent Technologies, Inc.[1]	3,600	73,116
Agilysys, Inc.	19,970	93,460
Amphenol Corp., Cl. A	4,970	157,251
Anixter International, Inc.[1]	194,583	7,314,375
Arrow Electronics, Inc.[1]	115,720	2,457,893
AVX Corp.	65,830	653,692
Benchmark Electronics, Inc.[1]	744,900	10,726,560
Brightpoint, Inc.[1]	367,180	2,302,219
Checkpoint Systems, Inc.[1]	46,250	725,663
China Security & Surveillance Technology, Inc.[1]	130,220	981,859
Cognex Corp.	55,752	787,776
Coherent, Inc.[1]	160,470	3,318,520
CPI International, Inc.[1]	490	4,258
CTS Corp.	329,598	2,158,867
Daktronics, Inc.	162,790	1,253,483
Dolby Laboratories, Inc., Cl. A1	14,540	542,051
DTS, Inc.[1]	80,080	2,167,766
Echelon Corp.[1]	25,300	214,544
Electro Scientific Industries, Inc.[1]	93,773	1,048,382
FARO Technologies, Inc.[1]	19,114	296,840
Gerber Scientific, Inc.[1]	39,650	99,125
Ingram Micro, Inc., Cl. A1	8,930	156,275
Insight Enterprises, Inc.[1]	318,462	3,076,343
Jabil Circuit, Inc.	770,953	5,720,471
L-1 Identity Solutions, Inc.[1]	68,530	530,422
Littlefuse, Inc.[1]	161,757	3,228,670
Maxwell Technologies, Inc.[1]	38,100	526,923
Methode Electronics, Inc.	370,308	2,599,562
Molex, Inc.	47,711	741,906
MTS Systems Corp.	68,160	1,407,504
Multi-Fineline Electronix, Inc.[1]	265,634	5,684,568
NAM TAI Electronics, Inc.	39,750	169,335
OSI Systems, Inc.[1]	129,377	2,697,510
F22 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Electronic Equipment & Instruments Continued
Park Electrochemical Corp.	88,040	$1,895,501
PC Connection, Inc.[1]	39,733	208,598
Plexus Corp.[1]	146,310	2,993,503
RadiSys Corp.[1]	30,040	270,660
Rofin-Sinar Technologies, Inc.[1]	297,950	5,961,980
Rogers Corp.[1]	12,120	245,188
Sanmina-SCI Corp.[1]	1,938,110	852,768
ScanSource, Inc.[1]	170,491	4,180,439
SYNNEX Corp.[1]	331,250	8,277,938
Tech Data Corp.[1]	330,992	10,826,748
Technitrol, Inc.	253,363	1,639,259
Trimble Navigation Ltd.[1]	1,480	29,052
TTM Technologies, Inc.[1]	239,810	1,908,888
Vishay Intertechnology, Inc.[1]	1,357,168	9,215,171

		112,838,654

Internet Software & Services—1.9%
Akamai Technologies, Inc.[1]	1,680	32,222
Art Technology Group, Inc.[1]	436,900	1,660,220
AsiaInfo Holdings, Inc.[1]	129,340	2,225,941
comScore, Inc.[1]	26,990	359,507
DealerTrack Holdings, Inc.[1]	67,984	1,155,728
Digital River, Inc.[1]	136,681	4,964,254
EarthLink, Inc.[1]	644,253	4,773,915
InfoSpace, Inc.[1]	9,060	60,068
j2 Global Communications, Inc.[1]	265,058	5,979,708
Knot, Inc. (The)[1]	25,310	199,443
Liquidity Services, Inc.[1]	19,870	195,918
LoopNet, Inc.[1]	138,360	1,072,290
Mercadolibre, Inc.[1]	114,220	3,070,234
ModusLink Global Solutions, Inc.[1]	124,661	855,174
Move, Inc.[1]	86,273	186,350
National Information Consortium, Inc.	128,855	872,348
NaviSite, Inc.[1]	44,400	60,828
Open Text Corp.[1]	130,310	4,745,890
Perficient, Inc.[1]	42,470	296,865
S1 Corp.[1]	557,200	3,844,680
Savvis, Inc.[1]	9,700	111,162
Sohu.com, Inc.[1]	53,330	3,350,724
SonicWALL, Inc.[1]	361,979	1,983,645
TheStreet.com, Inc.	44,710	93,444
United Online, Inc.	376,012	2,447,838
ValueClick, Inc.[1]	758,081	7,975,012
Vignette Corp.[1]	149,410	1,964,742
VistaPrint Ltd.[1]	220,077	9,386,284
Vocus, Inc.[1]	89,200	1,762,592
Zix Corp.[1]	29,480	44,220

		65,731,246

IT Services—2.6%
Acxiom Corp.	817,838	7,221,510
Amdocs Ltd.[1]	23,070	494,852
Broadridge Financial Solutions, Inc.	183,648	3,044,884
CACI International, Inc., Cl. A1	49,364	2,108,336
CIBER, Inc.[1]	812,710	2,519,401
Convergys Corp.[1]	1,138,776	10,567,841
CSG Systems International, Inc.[1]	244,738	3,240,331
DST Systems, Inc.[1]	21,878	808,392
Euronet Worldwide, Inc.[1]	47,590	922,770
Exlservice Holdings, Inc.[1]	67,390	755,442
Fiserv, Inc.[1]	26,370	1,205,109
Forrester Research, Inc.[1]	46,930	1,152,132
Gartner, Inc.[1]	389,553	5,944,579
Global Cash Access, Inc.[1]	339,628	2,703,439
Hackett Group, Inc. (The)[1]	10,760	25,071
F23 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

IT Services Continued
Heartland Payment Systems, Inc.	223,072	$2,134,799
iGate Corp.	159,004	1,052,606
infoGROUP, Inc.[1]	84,060	479,983
Integral Systems, Inc.[1]	183,985	1,530,755
Lender Processing Services, Inc.	18,230	506,247
ManTech International Corp.[1]	37,810	1,627,342
Mastech Holdings, Inc.[1]	2,980	10,341
Maximus, Inc.	3,680	151,800
Metavante Technologies, Inc.[1]	1,160	29,998
NCI, Inc., Cl. A1	11,130	338,575
Ness Technologies, Inc.[1]	87,450	341,930
NeuStar, Inc., Cl. A1	386,803	8,571,554
Online Resources & Communications Corp.[1]	1,170	7,301
Perot Systems Corp., Cl. A1	411,840	5,901,667
RightNow Technologies, Inc.[1]	270,058	3,186,684
Sapient Corp.[1]	924,890	5,817,558
Syntel, Inc.	76,343	2,400,224
TeleTech Holdings, Inc.[1]	563,419	8,535,798
Total System Services, Inc.	15,172	203,153
Unisys Corp.[1]	712,070	1,075,226

		86,617,630

Office Electronics—0.0%
Xerox Corp.	18,110	117,353
Zebra Technologies Corp., Cl. A1	64,090	1,516,369

		1,633,722
Semiconductors & Semiconductor Equipment—5.1%
Actel Corp.[1]	205,010	2,199,757
Advanced Analogic Technologies, Inc.[1]	65,250	299,498
Advanced Energy Industries, Inc.[1]	396,326	3,562,971
Amkor Technology, Inc.[1]	1,463,020	6,920,085
Applied Micro Circuits Corp.[1]	501,418	4,076,528
Atmel Corp.[1]	1,139,460	4,250,186
ATMI, Inc.[1]	292,171	4,537,416
Brooks Automation, Inc.[1]	495,316	2,219,016
Cabot Microelectronics Corp.[1]	201,960	5,713,448
Cavium Networks, Inc.[1]	170,214	2,861,297
Cirrus Logic, Inc.[1]	520,491	2,342,210
Cohu, Inc.	69,800	626,804
Cypress Semiconductor Corp.[1]	48,380	445,096
Diodes, Inc.[1]	117,520	1,838,013
DSP Group, Inc.[1]	72,142	487,680
Entegris, Inc.[1]	1,356,900	3,690,768
Exar Corp.[1]	180,469	1,297,572
Fairchild Semiconductor International, Inc., Cl. A1	1,162,558	8,126,280
FEI Co.[1]	9,120	208,848
Hittite Microwave Corp.[1]	59,150	2,055,463
Integrated Device Technology, Inc.[1]	1,341,520	8,102,781
Intellon Corp.[1]	90,550	384,838
International Rectifier Corp.[1]	343,330	5,084,717
Intersil Corp., Cl. A	153,580	1,930,501
IXYS Corp.	113,697	1,150,614
Kulicke & Soffa Industries, Inc.[1]	85,800	294,294
Lattice Semiconductor Corp.[1]	1,005,688	1,890,693
LSI Corp.[1]	25,970	118,423
MEMC Electronic Materials, Inc.[1]	2,010	35,798
Micrel, Inc.	516,248	3,778,935
Microsemi Corp.[1]	171,230	2,362,974
F24 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Semiconductors & Semiconductor Equipment Continued
Microtune, Inc.[1]	86,580	$202,597
MKS Instruments, Inc.[1]	504,680	6,656,729
Monolithic Power Systems, Inc.[1]	198,480	4,447,937
Novellus Systems, Inc.[1]	66,410	1,109,047
OmniVision Technologies, Inc.[1]	442,198	4,594,437
ON Semiconductor Corp.[1]	14,750	101,185
Pericom Semiconductor Corp.[1]	109,152	919,060
PMC-Sierra, Inc.[1]	161,150	1,282,754
Power Integrations, Inc.	13,770	327,588
RF Micro Devices, Inc.[1]	1,434,120	5,392,291
Semtech Corp.[1]	454,531	7,231,588
Sigma Designs, Inc.[1]	109,370	1,754,295
Silicon Image, Inc.[1]	775,905	1,784,582
Silicon Laboratories, Inc.[1]	31,230	1,184,866
Silicon Storage Technology, Inc.[1]	257,180	480,927
Skyworks Solutions, Inc.[1]	1,181,030	11,550,473
Standard Microsystems Corp.[1]	84,160	1,721,072
Supertex, Inc.[1]	78,630	1,974,399
Techwell, Inc.[1]	29,280	248,880
Teradyne, Inc.[1]	821,479	5,635,346
Tessera Technologies, Inc.[1]	190,695	4,822,677
TriQuint Semiconductor, Inc.[1]	526,290	2,794,600
Ultra Clean Holdings, Inc.[1]	12,210	29,304
Ultratech, Inc.[1]	271,109	3,337,352
Varian Semiconductor Equipment Associates, Inc.[1]	262,299	6,292,553
Veeco Instruments, Inc.[1]	407,620	4,724,316
Verigy Ltd.[1]	63,990	778,758
Volterra Semiconductor Corp.[1]	251,120	3,299,717
Xilinx, Inc.	23,940	489,812
Zoran Corp.[1]	103,365	1,126,679

		169,189,325

Software—3.6%
ACI Worldwide, Inc.[1]	61,270	855,329
Actuate Corp.[1]	10,370	49,569
Advent Software, Inc.[1]	44,400	1,455,876
Aspen Technology, Inc.[1]	159,930	1,364,203
Blackbaud, Inc.	40,461	629,169
Blackboard, Inc.[1]	155,140	4,477,340
Bottomline Technologies, Inc.[1]	48,740	439,147
Cadence Design Systems, Inc.[1]	379,474	2,238,897
Commvault Systems, Inc.[1]	23,710	393,112
Compuware Corp.[1]	561,411	3,851,279
Double-Take Software, Inc.[1]	53,810	465,457
Epicor Software Corp.[1]	43,540	230,762
EPIQ Systems, Inc.[1]	57,230	878,481
FactSet Research Systems, Inc.	22,210	1,107,613
Fair Isaac Corp.	514,106	7,948,079
FalconStor Software, Inc.[1]	57,412	272,707
Henry (Jack) & Associates, Inc.	89,077	1,848,348
i2 Technologies, Inc.[1]	21,330	267,692
Informatica Corp.[1]	36,940	634,999
Interactive Intelligence, Inc.[1]	59,540	729,960
JDA Software Group, Inc.[1]	194,880	2,915,405
Kenexa Corp.[1]	108,932	1,260,343
Manhattan, Associates Inc.[1]	207,232	3,775,767
Mentor Graphics Corp.[1]	521,640	2,853,371
MICROS Systems, Inc.[1]	207,680	5,258,458
F25 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Software Continued
MicroStrategy, Inc., Cl. A1	59,863	$3,006,320
MSC.Software Corp.[1]	43,920	292,507
Net 1 UEPS Technologies, Inc.[1]	417,500	5,673,825
NetScout Systems, Inc.[1]	67,190	630,242
Novell, Inc.[1]	130,020	588,991
Parametric Technology Corp.[1]	597,890	6,989,334
Phoenix Technologies Ltd.[1]	7,660	20,759
Progress Software Corp.[1]	154,110	3,262,509
PROS Holdings, Inc.[1]	6,905	56,069
Quest Software, Inc.[1]	279,120	3,890,933
Radiant Systems, Inc.[1]	187,030	1,552,349
Rosetta Stone, Inc.[1]	27,530	755,423
Smith Micro Software, Inc.[1]	17,750	174,305
Solera Holdings, Inc.[1]	61,950	1,573,530
SPSS, Inc.[1]	54,390	1,814,994
Sybase, Inc.[1]	130,020	4,074,827
Symyx Technologies, Inc.[1]	43,050	251,843
Synchronoss Technologies, Inc.[1]	191,880	2,354,368
Synopsys, Inc.[1]	1,870	36,484
Take-Two Interactive Software, Inc.	581,070	5,502,733
Taleo Corp., Cl. A1	186,153	3,401,015
TIBCO Software, Inc.[1]	2,556,490	18,330,033
Tyler Technologies, Inc.[1]	196,340	3,066,831
Ultimate Software Group, Inc. (The)[1]	52,550	1,273,812
Wind River Systems, Inc.[1]	460,875	5,281,628

		120,057,027

Materials—5.5%
Chemicals—2.3%
Arch Chemicals, Inc.	10,280	252,785
Ashland, Inc.	342,010	9,593,381
Balchem Corp.	20,360	499,227
Cabot Corp.	114,524	1,440,712
CF Industries Holdings, Inc.	26,720	1,981,021
Cytec Industries, Inc.	310,792	5,786,947
Ferro Corp.	233,860	643,115
Fuller (H.B.) Co.	174,671	3,278,575
GenTek, Inc.[1]	6,200	138,446
ICO, Inc.[1]	174,060	473,443
Innophos Holdings, Inc.	174,687	2,950,463
Innospec, Inc.	189,923	2,041,672
Koppers Holdings, Inc.	42,080	1,109,650
Landec Corp.[1]	91,430	620,810
LSB Industries, Inc.[1]	150,936	2,440,635
Minerals Technologies, Inc.	107,953	3,888,467
NewMarket Corp.	82,860	5,578,964
NOVA Chemicals Corp.	523,190	3,102,517
Olin Corp.	273,906	3,256,742
OM Group, Inc.[1]	267,900	7,774,458
PolyOne Corp.[1]	695,290	1,884,236
Quaker Chemical Corp.	65,250	867,173
Rockwood Holdings, Inc.[1]	267,871	3,921,631
Schulman (A.), Inc.	168,835	2,551,097
Sensient Technologies Corp.	42,760	965,093
Solutia, Inc.[1]	67,580	389,261
Spartech Corp.	214,352	1,969,895
Stepan Co.	40,619	1,793,735
Terra Industries, Inc.	68,058	1,648,365
Valhi, Inc.	5,140	38,190
W.R. Grace & Co.[1]	40,520	501,232
Westlake Chemical Corp.	14,440	294,432
Zep, Inc.	177,415	2,137,851
Zoltek Cos., Inc.[1]	183,740	1,785,953

		77,600,174
F26 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Construction Materials—0.1%
Eagle Materials, Inc.	5,920	$149,421
Headwaters, Inc.[1]	406,408	1,365,531
Texas Industries, Inc.	63,312	1,985,464

		3,500,416

Containers & Packaging—0.6%
Bway Holding Co.[1]	19,490	341,660
Myers Industries, Inc.	220,287	1,832,788
Packaging Corp. of America	210,770	3,414,474
Rock-Tenn Co., Cl. A	75,385	2,876,692
Sonoco Products Co.	34,193	818,922
Temple-Inland, Inc.	758,338	9,949,395

		19,233,931

Metals & Mining—2.2%
A. M. Castle & Co.	200,172	2,418,078
AK Steel Holding Corp.	587,870	11,281,225
Allied Nevada Gold Corp.[1]	18,900	152,334
AMCOL International Corp.	10,090	217,742
Brush Engineered Materials, Inc.[1]	196,804	3,296,467
Carpenter Technology Corp.	380,134	7,910,589
Commercial Metals Co.	267,410	4,286,582
Compass Minerals International, Inc.	64,800	3,558,168
General Steel Holdings, Inc.[1]	37,810	150,106
Haynes International, Inc.[1]	121,501	2,879,574
Hecla Mining Co.[1]	321,030	860,360
Horsehead Holding Corp.[1]	83,487	621,978
Kaiser Aluminum Corp.	65,747	2,360,975
Olympic Steel, Inc.	165,295	4,044,769
Reliance Steel & Aluminum Co.	7,460	286,389
Royal Gold, Inc.	54,390	2,268,063
RTI International Metals, Inc.[1]	271,755	4,801,911
Schnitzer Steel Industries, Inc.	166,376	8,794,635
Stillwater Mining Co.[1]	402,524	2,298,412
Titanium Metals Corp.	480,450	4,415,336
Universal Stainless & Alloy Products, Inc.[1]	25,210	410,167
Walter Industries, Inc.	17,566	636,592
Worthington Industries, Inc.	269,660	3,448,951

		71,399,403

Paper & Forest Products—0.3%
Buckeye Technologies, Inc.[1]	208,428	935,842
Clearwater Paper Corp. [1]	21,387	540,877
Deltic Timber Corp.	9,700	344,059
Domtar Corp.[1]	88,834	1,472,868
Glatfelter	218,550	1,945,095
Louisiana-Pacific Corp.[1]	445,053	1,522,081
MeadWestvaco Corp.	6,470	106,173
Mercer International, Inc.[1]	43,340	24,704
Neenah Paper, Inc.	20,329	179,098
Schweitzer-Mauduit International, Inc.	51,454	1,400,063
Wausau Paper Corp.	344,406	2,314,408

		10,785,268
Telecommunication Services—1.5%
Diversified Telecommunication Services—1.0%
Alaska Communications Systems Group, Inc.	4,555	33,343
Atlantic Tele-Network, Inc.	71,107	2,793,794
Cbeyond, Inc.[1]	85,068	1,220,726
Cincinnati Bell, Inc.[1]	1,679,350	4,769,354
Cogent Communications Group, Inc.[1]	277,335	2,260,280
Embarq Corp.	7,420	312,085
F27 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Diversified Telecommunication Services Continued
Frontier Communications Corp.	1,480	$10,567
General Communication, Inc., Cl. A1	18,040	125,017
Global Crossing Ltd.[1]	39,830	365,639
Iowa Telecommunications Services, Inc.	110,240	1,379,102
Neutral Tandem, Inc.[1]	51,680	1,525,594
NTELOS Holdings Corp.	166,745	3,071,443
PAETEC Holding Corp.[1]	7,470	20,169
Premiere Global Services, Inc.[1]	768,080	8,325,987
tw telecom, Inc.[1]	717,010	7,363,693

		33,576,793

Wireless Telecommunication Services—0.5%
Centennial Communications Corp.[1]	905,890	7,573,240
iPCS, Inc.[1]	62,304	932,068
NII Holdings, Inc.[1]	1,230	23,456
Syniverse Holdings, Inc.[1]	368,995	5,914,990
USA Mobility, Inc.	86,606	1,105,093

		15,548,847

Utilities—0.8%
Electric Utilities—0.2%
Cleco Corp.	156,370	3,505,815
Empire District Electric Co.	8,340	137,777
Hawaiian Electric Industries, Inc.	24,630	469,448
IDACORP, Inc.	37,520	980,773
Portland General Electric Co.	80,280	1,563,854
UniSource Energy Corp.	11,630	308,660
Westar Energy, Inc.	53,030	995,373

		7,961,700

Energy Traders—0.0%
Calpine Corp.[1]	40,600	452,690
RRI Energy, Inc.[1]	196,920	986,569

		1,439,259

Gas Utilities—0.2%
Laclede Group, Inc. (The)	13,670	452,887
New Jersey Resources Corp.	44,990	1,666,430
Nicor, Inc.	30,540	1,057,295
Northwest Natural Gas Co.	9,410	417,051
Piedmont Natural Gas Co., Inc.	23,460	565,621
South Jersey Industries, Inc.	15,220	531,026
Southwest Gas Corp.	14,060	312,273
WGL Holdings, Inc.	29,480	943,950

		5,946,533

Multi-Utilities—0.3%
Avista Corp.	201,391	3,586,774
Black Hills Corp.	51,970	1,194,790
CH Energy Group, Inc.	66,064	3,085,189
DTE Energy Co.	10,820	346,240
NorthWestern Corp.	6,695	152,378
PNM Resources, Inc.	94,915	1,016,540

		9,381,911

Water Utilities—0.1%
California Water Service Group	6,200	228,408
Cascal NV	225,869	847,009
SJW Corp.	55,070	1,250,089

		2,325,506

Total Common Stocks (Cost $3,465,211,295)		3,198,719,015

	Units

Rights, Warrants and Certificates—0.0%
Redcorp Ventures Ltd. Wts., Strike Price 0.65CAD, Exp. 7/5/09[1,3] (Cost $0)	2,251,450	—
F28 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Principal
	Amount	Value

Asset-Backed Securities—0.6%
Carrington Mortgage Loan Trust, Home Equity Asset-Backed Pass-Through Certificates, Series 2007 RFC1, Cl. A1, 0.364%, 12/25/36[5]	$11,378,282	$8,427,721
GSAA Home Equity Trust 2005-15, Asset-Backed Certificates, Series 2005-15, Cl. 2A1, 0.404%, 1/25/36[5]	1,369,092	1,146,426
Home Equity Asset Trust 2006-6, Home Equity Pass-Through Certificates, Series 2006-6, Cl. 2A1, 0.374%, 11/25/36[5]	994,396	967,717
Morgan Stanley ABS Capital I Inc. Trust 2007-NC2, Mtg. Pass-Through Certificates, Series 2007-NC2, Cl. A2A, 0.424%, 2/25/37[5]	7,649,950	5,608,490
Option One Mortgage Loan Trust 2007-2, Asset-Backed Certificates, Series 2007-2, Cl. 3A1, 0.404%, 3/25/37[5]	4,239,320	3,706,874

Total Asset-Backed Securities (Cost $25,631,040)		19,857,228

	Shares	Value

Investment Companies—3.7%
Allied Capital Corp.	358,170	1,246,386
Apollo Investment Corp.	607,630	3,645,780
Ares Capital Corp.	43,830	353,270
Gladstone Capital Corp.	12,361	93,078
Hercules Technology Growth Capital, Inc.	117,590	$983,052
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%[6,9]	3,864,072	3,864,072
MCG Capital Corp.	67,141	163,153
NGP Capital Resources Co.	15,990	93,861
Oppenheimer Institutional Money Market Fund, Cl. E, 0.48%[6,7]	111,309,371	111,309,371
PennantPark Investment Corp.	8,192	58,163
Prospect Capital Corp.	115,600	1,063,520

Total Investment Companies (Cost $120,513,395)		122,873,706
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned) (Cost $3,611,355,730)		3,341,449,949

Investments Purchased with Cash Collateral from Securities Loaned—0.0%[8]
OFI Liquid Assets Fund, LLC, 1.02%[6,7] (Cost $166,725)	166,725	166,725
Total Investments, at Value (Cost $3,611,522,455)	100.3%	3,341,616,674
Liabilities in Excess of Other Assets	(0.3)	(10,705,999)

Net Assets	100.0%	$3,330,910,675

Footnotes to Statement of Investments
Strike price is reported in U.S. Dollars, except for those denoted in the following currency:
CAD      Canadian Dollar
1.	Non-income producing security.

2.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $907,961 or 0.03% of the Fund’s net assets as of June 30, 2009.
F29 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
3.	Illiquid security. The aggregate value of illiquid securities as of June 30, 2009 was $2,277, which represents less than 0.005% of the Fund’s net assets. See Note 6 of accompanying Notes.

4.	Partial or fully-loaned security. See Note 7 of accompanying Notes.

5.	Represents the current interest rate for a variable or increasing rate security.

6.	Rate shown is the 7-day yield as of June 30, 2009.

7.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	June 30, 2008	Additions	Reductions	June 30, 2009

OFI Liquid Assets Fund, LLC	—	3,968,102,264	3,967,935,539	166,725
Oppenheimer Institutional Money Market Fund, Cl. E	38,604,527	1,115,041,403	1,042,336,559	111,309,371

	Value	Income

OFI Liquid Assets Fund, LLC	$166,725	$9,712,204	[a]
Oppenheimer Institutional Money Market Fund, Cl. E	111,309,371	683,347

	$111,476,096	$10,395,551

a.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.
8.	The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 7 of accompanying Notes.

9.	Interest rate less than 0.0005%.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of June 30, 2009 based on valuation input level:

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$531,432,200	$—	$—	$531,432,200
Consumer Staples	89,231,348	—	—	89,231,348
Energy	188,925,047	—	—	188,925,047
Financials	476,506,063	2,136	—	476,508,199
Health Care	349,221,667	—	141	349,221,808
Industrials	589,941,343	—	—	589,941,343
Information Technology	714,748,988	10,341	—	714,759,329
Materials	182,519,192	—	—	182,519,192
F30 | OPPENHEIMER MAIN STREET SMALL CAP FUND

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted prices	Observable Inputs	Inputs	Value

Investments, at Value: Continued
Telecommunication Services	$49,125,640	$—	$—	$49,125,640
Utilities	27,054,909	—	—	27,054,909
Rights, Warrants and Certificates	—	—	—	—
Asset-Backed Securities	—	19,857,228	—	19,857,228
Investment Companies	122,873,706	—	—	122,873,706
Investments Purchased with Cash Collateral from Securities Loaned	166,725	—	—	166,725

Total Investments, at Value	3,321,746,828	19,869,705	141	3,341,616,674

Other Financial Instruments:
Foreign currency exchange contracts	—	5,328	—	5,328

Total Assets	$3,321,746,828	$19,875,033	$141	$3,341,622,002

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
Foreign Currency Exchange Contracts as of June 30, 2009 are as follows:

Counterparty/		Contract Amount		Expiration		Unrealized
Contract Description	Buy/Sell	(000’s)		Date	Value	Appreciation

JP Morgan Chase
Canadian Dollar (CAD)	Sell	591	CAD	7/2/09	$508,172	$5,328
See accompanying Notes to Financial Statements.
F31 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES June 30, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $3,500,046,359)	$3,230,140,578
Affiliated companies (cost $111,476,096)	111,476,096

3,341,616,674
Cash	180,000
Unrealized appreciation on foreign currency exchange contracts	5,328
Receivables and other assets:
Investments sold	269,137,918
Interest and dividends	2,196,133
Shares of beneficial interest sold	1,190,732
Other	399,973

Total assets	3,614,726,758

Liabilities
Return of collateral for securities loaned	166,725
Payables and other liabilities:
Investments purchased	274,685,153
Shares of beneficial interest redeemed	6,315,209
Distribution and service plan fees	1,525,164
Transfer and shareholder servicing agent fees	655,818
Shareholder communications	362,306
Trustees’ compensation	30,962
Other	74,746

Total liabilities	283,816,083

Net Assets	$3,330,910,675

Composition of Net Assets
Par value of shares of beneficial interest	$243,586
Additional paid-in capital	5,189,308,435
Accumulated net investment income	10,948,215
Accumulated net realized loss on investments and foreign currency transactions	(1,599,685,120)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(269,904,441)

Net Assets	$3,330,910,675

F32 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,804,701,671 and 131,712,847 shares of beneficial interest outstanding)	$13.70
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$14.54

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $132,615,040 and 10,643,618 shares of beneficial interest outstanding)	$12.46

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $310,093,775 and 24,757,133 shares of beneficial interest outstanding)	$12.53

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $205,573,651 and 15,436,356 shares of beneficial interest outstanding)	$13.32

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $877,926,538 and 61,035,768 shares of beneficial interest outstanding)	$14.38
See accompanying Notes to Financial Statements.
F33 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF OPERATIONS For the Year Ended June 30, 2009

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $58,166)	$54,990,690
Affiliated companies	683,347
Income from investment of securities lending cash collateral, net:
Unaffiliated companies	4,315,866
Affiliated companies	9,712,204
Interest	116,605
Other income	60,364

Total investment income	69,879,076

Expenses
Management fees	24,035,388
Distribution and service plan fees:
Class A	5,566,503
Class B	1,606,117
Class C	3,421,166
Class N	1,049,770
Transfer and shareholder servicing agent fees:
Class A	10,843,405
Class B	861,824
Class C	1,465,068
Class N	1,366,425
Class Y	2,067,963
Shareholder communications:
Class A	282,874
Class B	85,942
Class C	65,316
Class N	18,231
Class Y	277,445
Trustees’ compensation	108,544
Custodian fees and expenses	26,600
Other	345,707

Total expenses	53,494,288
Less reduction to custodian expenses	(8,846)
Less waivers and reimbursements of expenses	(4,834,490)

Net expenses	48,650,952

Net Investment Income	21,228,124
F34 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	$(1,176,483,499)
Foreign currency transactions	198,001

Net realized loss	(1,176,285,498)
Net change in unrealized depreciation on:
Investments	(270,820,034)
Translation of assets and liabilities denominated in foreign currencies	(3,256,657)

Net change in unrealized depreciation	(274,076,691)

Net Decrease in Net Assets Resulting from Operations	$(1,429,134,065)

See accompanying Notes to Financial Statements.
F35 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended June 30,	2009	2008

Operations
Net investment income (loss)	$21,228,124	$(14,020,447)
Net realized loss	(1,176,285,498)	(259,781,921)
Net change in unrealized appreciation (depreciation)	(274,076,691)	(908,918,421)

Net decrease in net assets resulting from operations	(1,429,134,065)	(1,182,720,789)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(8,491,179)
Class B	—	—
Class C	—	—
Class N	—	—
Class Y	(2,104,629)	(4,176,920)

	(2,104,629)	(12,668,099)
Tax return of capital distribution from net investment income:
Class A	—	(42,889)
Class B	—	—
Class C	—	—
Class N	—	—
Class Y	—	(21,097)

	—	(63,986)
Distributions from net realized gain:
Class A	(4,611,189)	(340,286,746)
Class B	(363,922)	(37,088,720)
Class C	(784,203)	(61,718,249)
Class N	(461,487)	(27,521,324)
Class Y	(1,972,303)	(59,781,758)

	(8,193,104)	(526,396,797)
Tax return of capital distribution from net realized gain:
Class A	—	(2,724,625)
Class B	—	(296,964)
Class C	—	(494,169)
Class N	—	(220,359)
Class Y	—	(478,664)

	—	(4,214,781)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(596,719,102)	649,537,948
Class B	(66,015,111)	(94,267,351)
Class C	(69,016,845)	(9,343,656)
Class N	(2,643,071)	64,382,658
Class Y	137,113,629	428,176,067

	(597,280,500)	1,038,485,666
F36 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Year Ended June 30,	2009	2008

Net Assets
Total decrease	$(2,036,712,298)	$(687,578,786)
Beginning of period	5,367,622,973	6,055,201,759

End of period (including accumulated net investment income (loss) of $10,948,215 and $(254,076), respectively)	$3,330,910,675	$5,367,622,973

See accompanying Notes to Financial Statements.
F37 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended June 30,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$17.87	$24.25	$22.27	$20.17	$19.52

Income (loss) from investment operations:
Net investment income (loss)[1]	.08	(.04)	.08	(.02)	(.04)
Net realized and unrealized gain (loss)	(4.22)	(4.28)	3.45	3.59	2.65

Total from investment operations	(4.14)	(4.32)	3.53	3.57	2.61

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.05)	—	—	—
Distributions from net realized gain	(.03)	(2.00)	(1.55)	(1.47)	(1.96)
Tax return of capital distribution from net investment income	—	— [2]	—	—	—
Tax return of capital distribution from net realized gain	—	(.01)	—	—	—

Total dividends and/or distributions to shareholders	(.03)	(2.06)	(1.55)	(1.47)	(1.96)

Net asset value, end of period	$13.70	$17.87	$24.25	$22.27	$20.17

Total Return, at Net Asset Value[3]	(23.14)%	(18.66)%	16.48%	18.22%	13.82%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,804,702	$3,304,735	$3,766,574	$2,584,254	$1,557,307

Average net assets (in thousands)	$2,231,028	$3,576,817	$3,086,495	$2,040,757	$1,325,846

Ratios to average net assets:[4]
Net investment income (loss)	0.58%	(0.17)%	0.35%	(0.07)%	(0.20)%
Total expenses	1.38%[5]	1.19%[5]	1.12%[5]	1.15%	1.19%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.22%	1.19%	1.12%	1.15%	1.19%

Portfolio turnover rate	95%	134%	114%	102%	132%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2009	1.38%
Year Ended June 30, 2008	1.19%
Year Ended June 30, 2007	1.12%
See accompanying Notes to Financial Statements.
F38 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Class B Year Ended June 30,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$16.39	$22.53	$20.94	$19.19	$18.79

Income (loss) from investment operations:
Net investment loss[1]	(.03)	(.17)	(.10)	(.18)	(.18)
Net realized and unrealized gain (loss)	(3.87)	(3.96)	3.24	3.40	2.54

Total from investment operations	(3.90)	(4.13)	3.14	3.22	2.36

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	—
Distributions from net realized gain	(.03)	(2.00)	(1.55)	(1.47)	(1.96)
Tax return of capital distribution from net investment income	—	—	—	—	—
Tax return of capital distribution from net realized gain	—	(.01)	—	—	—

Total dividends and/or distributions to shareholders	(.03)	(2.01)	(1.55)	(1.47)	(1.96)

Net asset value, end of period	$12.46	$16.39	$22.53	$20.94	$19.19

Total Return, at Net Asset Value[2]	(23.77)%	(19.25)%	15.63%	17.29%	12.98%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$132,615	$261,085	$473,768	$501,742	$510,183

Average net assets (in thousands)	$160,939	$357,794	$479,042	$512,657	$490,050

Ratios to average net assets:[3]
Net investment loss	(0.21)%	(0.89)%	(0.46)%	(0.85)%	(0.98)%
Total expenses	2.22%[4]	1.92%[4]	1.89%[4]	1.92%	1.97%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.02%	1.92%	1.89%	1.92%	1.97%

Portfolio turnover rate	95%	134%	114%	102%	132%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2009	2.22%
Year Ended June 30, 2008	1.92%
Year Ended June 30, 2007	1.89%
See accompanying Notes to Financial Statements.
F39 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS Continued

Class C Year Ended June 30,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$16.47	$22.62	$21.01	$19.24	$18.82

Income (loss) from investment operations:
Net investment loss[1]	(.02)	(.16)	(.08)	(.16)	(.17)
Net realized and unrealized gain (loss)	(3.89)	(3.98)	3.24	3.40	2.55

Total from investment operations	(3.91)	(4.14)	3.16	3.24	2.38

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	—
Distributions from net realized gain	(.03)	(2.00)	(1.55)	(1.47)	(1.96)
Tax return of capital distribution from net investment income	—	—	—	—	—
Tax return of capital distribution from net realized gain	—	(.01)	—	—	—

Total dividends and/or distributions to shareholders	(.03)	(2.01)	(1.55)	(1.47)	(1.96)

Net asset value, end of period	$12.53	$16.47	$22.62	$21.01	$19.24

Total Return, at Net Asset Value[2]	(23.72)%	(19.21)%	15.68%	17.35%	13.07%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$310,094	$505,404	$710,808	$600,331	$473,099

Average net assets (in thousands)	$342,312	$602,381	$645,637	$543,420	$433,888

Ratios to average net assets:[3]
Net investment loss	(0.18)%	(0.86)%	(0.39)%	(0.79)%	(0.91)%
Total expenses	2.08%[4]	1.88%[4]	1.84%[4]	1.87%	1.90%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.98%	1.88%	1.84%	1.87%	1.90%

Portfolio turnover rate	95%	134%	114%	102%	132%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2009	2.08%
Year Ended June 30, 2008	1.88%
Year Ended June 30, 2007	1.84%
See accompanying Notes to Financial Statements.
F40 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Class N Year Ended June 30,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$17.42	$23.70	$21.87	$19.90	$19.33

Income (loss) from investment operations:
Net investment income (loss)[1]	.04	(.09)	.01	(.09)	(.10)
Net realized and unrealized gain (loss)	(4.11)	(4.18)	3.37	3.53	2.63

Total from investment operations	(4.07)	(4.27)	3.38	3.44	2.53

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	—
Distributions from net realized gain	(.03)	(2.00)	(1.55)	(1.47)	(1.96)
Tax return of capital distribution from net investment income	—	—	—	—	—
Tax return of capital distribution from net realized gain	—	(.01)	—	—	—

Total dividends and/or distributions to shareholders	(.03)	(2.01)	(1.55)	(1.47)	(1.96)

Net asset value, end of period	$13.32	$17.42	$23.70	$21.87	$19.90

Total Return, at Net Asset Value[2]	(23.34)%	(18.87)%	16.08%	17.79%	13.53%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$205,574	$275,975	$300,360	$192,089	$129,631

Average net assets (in thousands)	$210,488	$289,699	$245,298	$162,869	$105,497

Ratios to average net assets:[3]
Net investment income (loss)	0.31%	(0.47)%	0.02%	(0.40)%	(0.50)%
Total expenses	1.79%[4]	1.55%[4]	1.45%[4]	1.49%	1.54%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.49%	1.48%	1.45%	1.48%	1.50%

Portfolio turnover rate	95%	134%	114%	102%	132%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2009	1.79%
Year Ended June 30, 2008	1.55%
Year Ended June 30, 2007	1.45%
See accompanying Notes to Financial Statements.
F41 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS Continued

Class Y Year Ended June 30,	2009		2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$18.75		$25.32	$23.09	$20.76	$19.94

Income (loss) from investment operations:
Net investment income[1]	.13		.05	.20	.10	.08
Net realized and unrealized gain (loss)	(4.44)		(4.47)	3.58	3.70	2.70

Total from investment operations	(4.31)		(4.42)	3.78	3.80	2.78

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.03)		(.14)	—	—	—
Distributions from net realized gain	(.03)		(2.00)	(1.55)	(1.47)	(1.96)
Tax return of capital distribution from net investment income	—		— [2]	—	—	—
Tax return of capital distribution from net realized gain	—		(.01)	—	—	—

Total dividends and/or distributions to shareholders	(.06)		(2.15)	(1.55)	(1.47)	(1.96)

Net asset value, end of period	$14.38		$18.75	$25.32	$23.09	$20.76

Total Return, at Net Asset Value[3]	(22.93)%		(18.28)%	17.00%	18.83%	14.41%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$877,926		$1,020,424	$803,692	$417,656	$229,463

Average net assets (in thousands)	$926,200		$746,300	$570,576	$314,236	$84,470

Ratios to average net assets:[4]
Net investment income	0.93%		0.25%	0.83%	0.42%	0.39%
Total expenses	0.89	% [5,6,7,8]	0.76%[5,6]	0.66%[5,6]	0.66%[6]	0.69%[6]

Portfolio turnover rate	95%		134%	114%	102%	132%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2009	0.89%
Year Ended June 30, 2008	0.76%
Year Ended June 30, 2007	0.66%

6.	Reduction to custodian expenses less than 0.005%.

7.	Voluntary waiver of transfer agent fees less than 0.005%.

8.	Waiver or reimbursement of indirect management fees less than 0.005%.
See accompanying Notes to Financial Statements.
F42 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Main Street Small Cap Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.
F43 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the Manager’s own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.
F44 | OPPENHEIMER MAIN STREET SMALL CAP FUND

     There have been no significant changes to the fair valuation methodologies during the period.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted
F45 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Depreciation
Based on Cost of
Securities and
Undistributed	Undistributed	Accumulated	Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2,3,4]	Tax Purposes
$8,861,509	$—	$1,519,842,067	$349,746,374

1.	As of June 30, 2009, the Fund had $478,212,253 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of June 30, 2009, details of the capital loss carryforward(s) were as follows:

Expiring

2017	$478,212,253

2.	As of June 30, 2009, the Fund had $1,041,629,814 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2018.

3.	During the fiscal year ended June 30, 2009, the Fund did not utilize any capital loss carryforward.

4.	During the fiscal year ended June 30, 2008, the Fund did not utilize any capital loss carryforward.
F46 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for June 30, 2009. Net assets of the Fund were unaffected by the reclassifications.

Reduction	Reduction
to Accumulated	to Accumulated
Net Investment	Net Realized Loss
Income	on Investments

$7,921,204	$7,921,204
The tax character of distributions paid during the years ended June 30, 2009 and June 30, 2008 was as follows:

	Year Ended	Year Ended
	June 30, 2009	June 30, 2008

Distributions paid from:
Ordinary income	$2,104,629	$89,898,083
Long-term capital gain	8,193,104	449,166,813
Return of capital	—	4,278,767

Total	$10,297,733	$543,343,663

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$3,691,364,388
Federal tax cost of other investments	(513,500)

Total federal tax cost	$3,690,850,888

Gross unrealized appreciation	$376,767,755
Gross unrealized depreciation	(726,514,129)

Net unrealized depreciation	$(349,746,374)

F47 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection
F48 | OPPENHEIMER MAIN STREET SMALL CAP FUND

with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended June 30, 2009		Year Ended June 30, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	49,942,439	$681,206,394	74,829,572	$1,550,589,036
Dividends and/or distributions reinvested	352,808	3,989,819	15,579,180	309,402,521
Redeemed	(103,469,796)	(1,281,915,315)	(60,830,053)	(1,210,453,609)

Net increase (decrease)	(53,174,549)	$(596,719,102)	29,578,699	$649,537,948

Class B
Sold	1,529,960	$18,573,079	1,965,438	$38,140,367
Dividends and/or distributions reinvested	33,510	346,071	1,932,387	35,324,023
Redeemed	(6,850,841)	(84,934,261)	(8,998,234)	(167,731,741)

Net decrease	(5,287,371)	$(66,015,111)	(5,100,409)	$(94,267,351)

Class C
Sold	4,856,312	$59,002,496	6,125,949	$116,952,215
Dividends and/or distributions reinvested	65,707	682,039	2,924,696	53,726,666
Redeemed	(10,852,643)	(128,701,380)	(9,789,740)	(180,022,537)

Net decrease	(5,930,624)	$(69,016,845)	(739,095)	$(9,343,656)

Class N
Sold	6,580,416	$85,074,608	7,050,097	$141,485,935
Dividends and/or distributions reinvested	38,068	419,125	1,318,108	25,544,924
Redeemed	(7,023,966)	(88,136,804)	(5,197,414)	(102,648,201)

Net increase (decrease)	(405,482)	$(2,643,071)	3,170,791	$64,382,658

F49 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Continued
2. Shares of Beneficial Interest Continued

	Year Ended June 30, 2009		Year Ended June 30, 2008
	Shares	Amount	Shares	Amount

Class Y
Sold	41,571,371	$630,054,908	36,323,287	$751,401,917
Dividends and/or distributions reinvested	315,754	3,744,848	2,893,650	60,130,048
Redeemed	(35,277,736)	(496,686,127)	(16,531,004)	(383,355,898)

Net increase	6,609,389	$137,113,629	22,685,933	$428,176,067

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF and LAF, for the year ended June 30, 2009, were as follows:

	Purchases	Sales

Investment securities	$3,741,375,851	$4,420,370,648
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $4.2 billion	0.60
Over $5.0 billion	0.58
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended June 30, 2009, the Fund paid $12,627,027 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan,
F50 | OPPENHEIMER MAIN STREET SMALL CAP FUND

the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2009 were as follows:

Class C	$9,826,829
Class N	4,749,130
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor	Distributor

June 30, 2009	$347,575	$11,853	$311,454	$30,964	$3,864
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
F51 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued
During the year ended June 30, 2009, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$3,490,086
Class B	326,383
Class C	337,890
Class N	634,923
Class Y	9,079
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the year ended June 30, 2009, the Manager waived $36,129 for IMMF management fees.
5. Foreign Currency Exchange Contracts
The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
6. Illiquid Securities
As of June 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
F52 | OPPENHEIMER MAIN STREET SMALL CAP FUND

7. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of June 30, 2009, the Fund had on loan securities valued at $157,524. Collateral of $166,725 was received for the loans, of which all was received in cash and subsequently invested in approved instruments.
8. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through August 17, 2009, the date the financial statements were available to be issued. This evaluation determined that there were no subsequent events that necessitated disclosures and/or adjustments.
9. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor—excluding the Fund. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     A complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary
F53 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Continued
9. Pending Litigation Continued
duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F54 | OPPENHEIMER MAIN STREET SMALL CAP FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of
Oppenheimer Main Street Small Cap Fund:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Small Cap Fund, including the statement of investments, as of June 30, 2009, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The accompanying financial statements and financial highlights of Oppenheimer Main Street Small Cap Fund for the years ended prior to July 1, 2008 were audited by other auditors whose report dated August 8, 2008 expressed an unqualified opinion on those statements and financial highlights.
     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Small Cap Fund as of June 30, 2009, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado
August 17, 2009
F55 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FEDERAL INCOME TAX INFORMATION Unaudited
In early 2009, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2008. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     Capital gain distributions of $0.0282 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 10, 2008. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).
     Dividends, if any, paid by the Fund during the fiscal year ended June 30, 2009 which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend-received deduction.
     A portion, if any, of the dividends paid by the Fund during the fiscal year ended June 30, 2009 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $42,576,302 of the Fund’s fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2009, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.
     Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended June 30, 2009, $ 32,969 or 1.57% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
23 | OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the
Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP
(225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
24 | OPPENHEIMER MAIN STREET SMALL CAP FUND

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

William L. Armstrong, Chairman of the Board of Trustees (since 2003), Trustee (since 1999) Age: 72	President, Colorado Christian University (since 2006); Chairman, Cherry Creek Mortgage Company (since 1991), Chairman, Centennial State Mortgage Company (since 1994), Chairman, The El Paso Mortgage Company (since 1993); Chairman, Ambassador Media Corporation (since 1984); Chairman, Broadway Ventures (since 1984); Director of Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), former Director of Campus Crusade for Christ (non-profit) (1991-2008); former Director, The Lynde and Harry Bradley Foundation, Inc. (non-profit organization) (2002-2006); former Chairman of: Transland Financial Services, Inc. (private mortgage banking company) (1997- 2003), Great Frontier Insurance (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.

George C. Bowen, Trustee (since 1999) Age: 72	Assistant Secretary and Director of Centennial Asset Management Corporation (December 1991-April 1999); President, Treasurer and Director of Centennial Capital Corporation (June 1989-April 1999); Chief Executive Officer and Director of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

Edward L. Cameron, Trustee (since 1999) Age: 70	Member of The Life Guard of Mount Vernon (George Washington historical site) (June 2000 — June 2006); Partner of PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group (accounting firm) (July 1994-June 1998). Oversees 38 portfolios in the OppenheimerFunds complex.

Jon S. Fossel, Trustee (since 1999) Age: 67	Chairman of the Board (since 2006) and Director (since June 2002) of UNUMProvident (insurance company); Director of Northwestern Energy Corp. (public utility corporation) (since November 2004); Director of P. R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and February 2005-February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. (“OAC”) (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

Sam Freedman, Trustee (since 1999) Age: 68	Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held several positions with the Manager and with subsidiary or affiliated companies of the Manager (until October 1994). Oversees 38 portfolios in the OppenheimerFunds complex.
25 | OPPENHEIMER MAIN STREET SMALL CAP FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Beverly L. Hamilton, Trustee (since 2002) Age: 62	Trustee of Monterey Institute for International Studies (educational organization) (since February 2000); Board Member of Middlebury College (educational organization) (since December 2005); Director of The California Endowment (philanthropic organization) (April 2002-April 2008); Director (February 2002-2005) and Chairman of Trustees (2006-2007) of the Community Hospital of Monterey Peninsula; Director (October 1991-2005) and Vice Chairman (since 2006) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (2001-2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston’s Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.

Robert J. Malone, Trustee (since 2002) Age: 64	Board of Directors of Opera Colorado Foundation (non-profit organization) (since March 2008); Director of Jones Knowledge, Inc. (since 2006); Director of Jones International University (educational organization) (since August 2005); Chairman, Chief Executive Officer and Director of Steele Street Bank & Trust (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr., Trustee (since 2000) Age: 67	Trustee Emeritas of Worcester Polytech Institute (WPI) (private university) (since 2009); Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (since 1996) and MML Series Investment Fund (investment company) (since 1996); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Former Trustee of WPI (1985- 2008); Former Chairman of the Board (2004-2006) and Former Chairman of the Investment Committee of WPI (1994-2008); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999); and Former President and Chief Executive Officer of SIS Bancorp. (1993-1999). Oversees 40 portfolios in the OppenheimerFunds complex.

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

John V. Murphy, Trustee, President and Principal Executive Officer (since 2001) Age: 59	Chairman and Director of the Manager (since June 2001); Chief Executive Officer of the Manager (June 2001-December 2008); President of the Manager (September 2000-February 2007); President and director or trustee of other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager)
26 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

John V. Murphy, Continued	(since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation and Trinity Investment Management Corporation (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC’s parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007) and Member of the Investment Company Institute’s Board of Governors (since October 2003). Oversees 102 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Messrs. Ziehl, Vardharaj and Zack, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey and Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Matthew P. Ziehl, Vice President and Portfolio Manager (since 2009) Age: 42	Vice President of the Manager (since May 2009). Prior to joining the Manager, a portfolio manager with RS Investment Management Co. LLC (October 2006-May 2009); a managing director at The Guardian Life Insurance Company of America (December 2001-October 2006) when Guardian Life Insurance acquired an interest in RS Investment Management Co. LLC; a team leader and co-portfolio manager with Salomon Brothers Asset Management, Inc. for small growth portfolios (January 2001-December 2001). A portfolio manager and officer of 2 portfolios in the OppenheimerFunds complex.

Raman Vardharaj, Vice President and Portfolio Manager (since 2009) Age: 38	Vice President of the Manager (since May 2009). Prior to joining the Manager, a sector manager and a senior quantitative analyst creating stock selection models, monitoring portfolio risks and analyzing portfolio performance across the RS Core Equity Team of RS Investment Management Co. LLC (October 2006-May 2009); a quantitative analyst at The Guardian Life Insurance Company of America (1998-October 2006) when Guardian Life Insurance acquired an interest in RS Investment Management Co. LLC. A portfolio manager and officer of 2 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 58	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An officer of 102 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 1999) Age: 49	Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008),
27 | OPPENHEIMER MAIN STREET SMALL CAP FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Brian W. Wixted, Continued	OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (March 1999-June 2008), Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

Robert G. Zack, Vice President and Secretary (since 2001) Age: 60	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds International Distributor Limited (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 102 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge, upon request, by calling 1.800.525.7048.
28 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that George C. Bowen, the Chairman of the Board’s Audit Committee, is the audit committee financial expert and that Mr. Bowen is “independent” for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements was KPMG LLP for 2009 and Deloitte and Touche LLP for 2008. KPMG billed $30,300 in fiscal 2009 and Deloitte and Touche billed $34,975 in fiscal 2008.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed $271,540 in fiscal 2009 and $317,936 in fiscal 2008 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: internal control reviews.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $4,600 in fiscal 2009 and no such fees in fiscal 2008.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: tax filings.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $276,140 in fiscal 2009 and $317,936 in fiscal 2008 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Exhibit attached hereto.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Main Street Small Cap Fund

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	08/11/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	08/11/2009

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	08/11/2009